UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04033

SIT MUTUAL FUNDS II, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

    Date of fiscal year end:    March 31, 2013

Date of reporting period:  June 30, 2013

Item 1. Schedule of Investments

The Registrant, Sit Mutual Funds II, Inc., is comprised of:

Sit Quality Income Fund (Series E)

Sit Tax-Free Income Fund (Series A)

Sit Minnesota Tax-Free Income Fund (Series B)

The schedule of investments for each series of the Registrant as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding a particular fund and its holdings, please see that fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2013

Sit Quality Income Fund

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
Asset-Backed Securities - 14.2%
Agency - 0.6%
288,580	FNMA REMICS, Series 2001-W2, Class AS5 [14]	6.47	10/25/31	306,383

Non-Agency - 13.6%
342,521	Aegis Asset Backed Securities Trust, Series 2005-2, Class M1 [1]	0.61	6/25/35	336,927
25,000	Bayview Financial Mortgage Pass-Through Trust, Series 2005-B, Class 1A5 [14]	5.66	4/28/39	24,672
90,944	Bayview Financial Mortgage Pass-Through Trust, Series 2005-D, Class AF3 [1]	5.50	12/28/35	91,841
91,824	Bear Stearns Asset Backed Securities Trust, Series 2005-SD2, Class 1A3 [1]	0.59	3/25/35	89,958
43,202	Centex Home Equity Loan Trust, Series 2004-A, Class AF4 [14]	5.01	8/25/32	43,549
310,000	Centex Home Equity Loan Trust, Series 2004-A, Class AF5 [14]	5.43	1/25/34	316,588
161,138	Centex Home Equity Loan Trust, Series 2004-D, Class AF4 [14]	4.68	6/25/32	167,852
335,117	Citifinancial Mortgage Securities, Inc., Series 2004-1, Class AF3 [14]	3.77	4/25/34	342,455
71,629	Conseco Financial Corp., Series 1996-4, Class A6	7.40	6/15/27	73,862
238,538	Conseco Financial Corp., Series 1997-6, Class A7	7.14	1/15/29	253,999
398,305	Conseco Financial Corp., Series 1998-1, Class A6 [1]	6.33	11/1/29	418,005
37,954	Countrywide Asset-Backed Certificates, Series 2002-S2, Class A5 [14]	5.98	1/25/17	38,140
173,851	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3 [14]	5.12	2/25/35	177,704
42,070	Deutsche Financial Capital Securitization LLC, Series 1998-I, Class A4	6.38	4/15/28	42,088
500,000	HSBC Home Equity Loan Trust USA, Series 2007-2, Class A4 [1]	0.49	7/20/36	464,237
370,969	Irwin Whole Loan Home Equity Trust, Series 2003-D, Class M1 [1]	1.29	11/25/28	369,025
332,776	Irwin Whole Loan Home Equity Trust, Series 2005-C, Class 1M1 [1]	0.76	4/25/30	328,059
802,071	Irwin Whole Loan Home Equity Trust, Series 2005-C, Class 1M2 [14]	5.75	4/25/30	843,474
137,664	JP Morgan Mortgage Acquisition Corp., Series 2005-OPT2, Class A3 [1]	0.43	12/25/35	137,231
331,835	Morgan Stanley Home Equity Loan Trust, Series 2005-3, Class M1 [1]	0.64	8/25/35	322,318
107,428	New Century Home Equity Loan Trust, Series 2003-5, Class AI7 [1]	5.08	11/25/33	110,954
122,376	Origen Manufactured Housing Contract Trust, Series 2002-A, Class A3 [1]	6.17	5/15/32	123,748
90,875	Park Place Securities, Inc., Series 2005-WCW1, Class A3D [1]	0.53	9/25/35	90,236
154,304	Popular ABS Mortgage Pass-Through Trust, Series 2004-4, Class AF4 [1]	4.63	9/25/34	157,354
222,958	Popular ABS Mortgage Pass-Through Trust, Series 2004-5, Class AF4 [1]	4.66	12/25/34	227,941
162,811	Quest Trust, Series 2005-X1, Class M1 1, [4]	0.69	3/25/35	160,960
19,939	Residential Asset Mortgage Products Trust, Series 2003-RZ3, Class A6 [14]	3.90	3/25/33	19,869
480,471	Residential Asset Securities Corp., Series 2004-KS2, Class AI4 [1]	4.18	12/25/31	489,488
65,660	Residential Funding Mortgage Securities II Home Loan Trust, Series 1999-HI1, Class A6 [14]	7.58	9/25/29	67,075
78,764	Residential Funding Mortgage Securities II Home Loan Trust, Series 1999-HI8, Class AI7 [14]	8.47	11/25/29	81,358
161,172	Saxon Asset Securities Trust, Series 2002-1, Class AF6 [1]	6.30	10/25/30	169,505
89,002	Saxon Asset Securities Trust, Series 2003-1, Class AF7 [14]	4.03	6/25/33	90,308
115,999	Structured Asset Investment Loan Trust, Series 2005-4, Class M1 [1]	0.59	5/25/35	115,366
209,487	Vanderbilt Mortgage Finance, Series 2002-B, Class A4	5.84	2/7/26	214,355
99,209	Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2004-2, Class AI6 [1]	5.00	10/25/34	101,545

				7,102,046

Total Asset-Backed Securities (cost: $7,403,031)				7,408,429

Collateralized Mortgage Obligations - 12.5%
Agency - 8.3%
393,268	FHLMC REMICS, Series 2631, Class LC	4.50	6/15/18	416,873
146,044	FHLMC REMICS, Series 3634, Class EA	4.00	11/15/23	149,968
269,346	FHLMC REMICS, Series 3711, Class AG	3.00	8/15/23	274,792
222,457	FNMA REMICS, Series 2001-53, Class GB	5.00	9/25/16	230,069
270,346	FNMA REMICS, Series 2002-94, Class HQ	4.50	1/25/18	284,949
319,114	FNMA REMICS, Series 2003-52, Class NA	4.00	6/25/23	340,074
177,073	FNMA REMICS, Series 2005-24, Class A	4.50	7/25/32	180,845

See accompanying notes to schedule of investments.
JUNE 30, 2013	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2013

Sit Quality Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
85,328	FNMA REMICS, Series 2007-100, Class ND	5.75	10/25/35	88,883
209,595	FNMA REMICS, Series 2007-79, Class PD	5.00	1/25/34	213,272
258,108	FNMA REMICS, Series 2009-76, Class MA	4.00	9/25/24	270,424
404,145	FNMA REMICS, Series 2009-88, Class DA	4.50	10/25/20	427,997
138,769	FNMA REMICS, Series 2012-19, Class GH	3.00	11/25/30	144,487
140,509	FNMA REMICS, Series 2013-14, Class NG	1.50	3/25/43	139,032
182,085	GNMA, Series 2007-48, Class FM [1]	0.44	4/20/37	182,305
302,774	GNMA, Series 2009-10, Class PA	4.50	12/20/38	318,583
131,621	GNMA, Series 2010-108, Class BH	2.25	12/20/36	133,920
92,518	GNMA, Series 2013-26, Class PT [1]	4.80	1/20/42	101,772
349,062	Vendee Mortgage Trust, Series 1993-1, Class ZB	7.25	2/15/23	408,385

				4,306,630

Non-Agency - 4.2%
81,681	Alternative Loan Trust, Series 2003-20CB, Class 1A2	5.50	10/25/33	83,813
158,448	American Home Mortgage Investment Trust, Series 2004-3, Class 6A4 [14]	5.01	10/25/34	163,363
93,001	Banc of America Mortgage Trust, Series 2004-3, Class 1A26	5.50	4/25/34	95,005
136,225	Chase Mortgage Finance Trust, Series 2003-S14, Class 3A10	5.50	1/25/34	139,864
108,820	MASTR Alternative Loan Trust, Series 2003-4, Class 2A1	6.25	6/25/33	113,392
48,414	PHH Mortgage Trust, Series 2008-CIM2, Class 5A1	6.00	7/25/38	48,294
140,993	RAAC Trust, Series 2004-SP3, Class AI5 [1]	4.89	12/25/32	142,112
205,044	Residential Asset Securitization Trust, Series 2003-A14, Class A1	4.75	2/25/19	210,354
100,000	Residential Funding Mortgage Securities I Trust, Series 2003-S13, Class A3	5.50	6/25/33	100,427
460,066	Sequoia Mortgage Trust, Series 2012-1, Class 2A1 [1]	3.47	1/25/42	460,426
166,209	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 4A1 [1]	2.63	3/25/34	163,193
117,019	Structured Asset Sec Corp. Mortgage Pass Through Certificates, Series 2003-16, Class A2	4.75	6/25/33	117,932
214,205	WaMu Mortgage Pass Through Certificates, Series 2004-CB2, Class 7A	5.50	8/25/19	222,720
144,991	Wells Fargo Mortgage Backed Securities Trust, Series 2004-C, Class A1 [1]	4.97	4/25/34	146,708

				2,207,603

Total Collateralized Mortgage Obligations (cost: $6,519,308)				6,514,233

Corporate Bonds - 16.1%
Finance - 9.6%
600,000	Bank of Oklahoma [1]	0.97	5/15/17	588,000
50,000	Chittenden Corp. [1]	0.96	2/14/17	48,884
400,000	Citigroup, Inc. [14]	4.00	10/26/22	406,955
300,000	Comerica Bank	8.38	7/15/24	319,850
250,000	Fidelity National Information Services, Inc.	7.88	7/15/20	275,613
650,000	Fifth Third Bancorp [1]	0.69	12/20/16	637,946
100,000	General Electric Capital Corp. [1]	1.03	8/11/15	100,356
750,000	HSBC USA Capital Trust III	7.75	11/15/26	761,250
200,000	Manufacturers & Traders Trust Co. [1]	5.59	12/28/20	203,283
250,000	Principal Life Income Funding Trusts [1]	3.24	4/1/16	254,525
50,000	Prudential Financial, Inc.	4.75	9/17/15	53,803
115,000	Purdential Financial, Inc.	4.22	8/10/18	121,256
300,000	Security Benefit Life Insurance Co. [4]	8.75	5/15/16	342,956
600,000	Wachovia Corp. [1]	0.65	10/15/16	589,205
300,000	Zions Bancorporation	2.75	5/16/16	299,213

				5,003,095

See accompanying notes to schedule of investments.
2

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2013

Sit Quality Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
Industrial - 2.4%
100,000	Apple, Inc. [1]	0.52	5/3/18	99,571
450,000	Copano Energy LLC	7.13	4/1/21	500,625
600,000	Macy’s Retail Holdings, Inc.	8.13	8/15/35	657,752
20,762	Union Pacific Railroad Co. 1999 Pass Through Trust	7.60	1/2/20	24,228

				1,282,176

Transportation - 3.4%
415,062	Continental Airlines 2009-1 Pass Through Trust	9.00	7/8/16	476,284
227,714	Northwest Airlines 1999-2 Class A Pass Through Trust	7.58	3/1/19	263,010
500,000	Skyway Concession Co. LLC 1, [4]	0.56	6/30/17	450,000
164,350	United Airlines 2009-1 Pass Through Trust	10.40	11/1/16	189,003
351,828	United Airlines 2009-2A Pass Through Trust	9.75	1/15/17	404,603

				1,782,900

Utilities - 0.5%
100,000	Entergy Arkansas, Inc.	5.90	6/1/33	100,296
112,721	Great River Energy [4]	5.83	7/1/17	122,299
30,000	National Rural Utilities Cooperative Finance Corp.	6.55	11/1/18	35,920

				258,515

Yankees - 0.2%
90,000	Alterra USA Holdings, Ltd. [4]	7.20	4/14/17	92,941
25,000	PartnerRe Finance A LLC	6.88	6/1/18	29,495

				122,436

Total Corporate Bonds (cost: $8,506,940)				8,449,122

Mortgage Pass-Through Securities - 8.7%
Federal Home Loan Mortgage Corporation - 3.7%
132,853	Freddie Mac	3.50	7/1/26	139,648
230,213	Freddie Mac	4.50	1/1/18	241,577
236,959	Freddie Mac	4.50	12/1/18	248,757
216,953	Freddie Mac	4.50	6/1/19	228,228
270,743	Freddie Mac	4.50	1/1/21	286,438
213,090	Freddie Mac	5.00	3/1/18	225,170
180,560	Freddie Mac	5.00	10/1/18	190,995
72,113	Freddie Mac	5.00	10/1/25	77,764
115,796	Freddie Mac	5.50	10/1/19	122,985
138,466	Freddie Mac	6.00	9/1/23	150,725

				1,912,287

Federal National Mortgage Association - 4.1%
249,178	Fannie Mae	3.00	8/1/21	260,078
343,842	Fannie Mae	3.00	1/1/22	358,975
225,878	Fannie Mae	3.50	5/1/21	236,587
203,374	Fannie Mae	3.50	10/1/21	212,700
89,145	Fannie Mae	3.50	4/1/32	91,798
124,002	Fannie Mae	4.00	3/1/26	130,750
310,922	Fannie Mae	4.00	8/1/26	327,800
129,571	Fannie Mae	4.00	4/1/31	135,165
68,987	Fannie Mae	4.00	10/1/31	72,041
235,912	Fannie Mae	6.00	5/1/23	257,745
75,605	Fannie Mae	6.50	2/1/19	83,840

				2,167,479

See accompanying notes to schedule of investments.
JUNE 30, 2013	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2013

Sit Quality Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
Government National Mortgage Association - 0.9%
98,665	Ginnie Mae [1]	1.63	10/20/34	102,895
142,483	Ginnie Mae [1]	1.75	4/20/33	148,633
87,062	Ginnie Mae [1]	3.50	4/20/42	92,779
113,279	Ginnie Mae	5.00	12/15/25	121,790

				466,097

Total Mortgage Pass-Through Securities (cost: $4,568,276)				4,545,863

Taxable Municipal Bonds - 3.7%
100,000	Academica Charter Schools [4]	7.18	8/15/13	99,775
750,000	Academica Charter Schools [4]	7.93	8/15/19	751,320
250,000	City of Tacoma WA	4.14	12/1/20	256,708
100,000	Mashantucket Western Pequot Tribe [4]	6.57	9/1/13	99,425
400,000	Memphis Health Educational & Housing Facility Board	4.45	2/1/18	424,624
305,000	South Bend Redevelopment District	4.65	7/15/16	317,734

				1,949,586

Total Taxable Municipal Bonds (cost: $1,970,230)				1,949,586

U.S. Treasury / Federal Agency Securities - 34.0%
Federal Farm Credit Banks - 0.4%
100,000	Federal Farm Credit Banks [1]	0.15	5/12/14	100,024
100,000	Federal Farm Credit Banks [1]	0.21	11/3/14	100,088

				200,112

Other Federal Agency Securities - 2.8%
250,000	Ally Bank [12]	0.60	6/29/15	248,570
100,000	Bank of China, Ltd. [12]	0.60	4/17/15	99,556
250,000	Bank of India [12]	0.50	6/25/14	249,522
250,000	Beal Bank USA [12]	0.45	7/9/14	250,000
150,000	Discover Bank [12]	0.50	5/22/15	149,243
100,000	Discover Bank [12]	0.55	2/27/15	99,716
150,000	Fifth Third Bank [12]	0.40	5/22/14	149,655
100,000	Goldman Sachs Bank [12]	0.70	2/6/15	99,807
125,000	State Bank of India [12]	0.45	6/24/14	124,702

				1,470,771

U.S. Treasury Note - 30.8%
2,925,000	U.S. Treasury Note	0.13	12/31/13	2,925,000
4,335,000	U.S. Treasury Note	0.25	3/31/15	4,330,258
2,170,000	U.S. Treasury Note	0.25	12/15/15	2,156,945
6,700,000	U.S. Treasury Note	0.63	7/15/14	6,729,312

				16,141,515

Total U.S. Treasury / Federal Agency Securities (cost: $17,826,172)				17,812,398

See accompanying notes to schedule of investments.
4

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2013

Sit Quality Income Fund (Continued)

Fair Value($)
Total Investments in Securities - 89.2% (cost: $46,793,957)	46,679,631

Other Assets and Liabilities, net - 10.8%	5,672,248

Total Net Assets - 100.0%	$52,351,879

1	Variable rate security. Rate disclosed is as of June 30, 2013.
4	144A Restricted Security. The total value of such securities as of June 30, 2013 was $2,119,676 and represented 4.0% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.
12	Certificate of Deposit. Investments up to $250,000 are insured by the Federal Deposit Insurance Corporation.
14	Step Coupon: A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is as of June 30, 2013.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Short futures contracts outstanding as of June 30, 2013 were as follows:

Contracts	Type	Expiration Date	Notional Amount	Unrealized (Depreciation)
140	U.S. Treasury 2 Year Futures [13]	September 2013	$30,804,375	$(29,859)

[13]	The amount of $100,000 in cash was segregated with the broker to cover futures as of June 30, 2013.

A summary of the levels for the Fund’s investments as of June 30, 2013 is as follows (see note to Schedule of Investments):

	Investment in Securities

	Level 1 Quoted Price ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Other Significant Observable Inputs ($)	Total ($)

Assets
Asset-Backed Securities	—	7,408,429	—	7,408,429
Collateralized Mortgage Obligations	—	6,514,233	—	6,514,233
Corporate Bonds	—	8,449,122	—	8,449,122
Mortgage Pass-Through Securities	—	4,545,863	—	4,545,863
Taxable Municipal Bonds	—	1,949,586	—	1,949,586
U.S. Treasury / Federal Agency Securities	—	17,812,398	—	17,812,398

	—	46,679,631	—	46,679,631

Liabilities
Futures	(29,859)	—	—	(29,859)

	(29,859)	—	—	(29,859)

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.
JUNE 30, 2013	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2013

Sit Tax-Free Income Fund

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
Municipal Bonds - 92.4%
Alabama - 0.5%
785,000	Pell City Special Care Facs. Finance Rev.	5.00	12/1/39	795,205

Alaska - 0.9%
415,000	AK Hsg. Finance Corp. Mtg. Rev.	4.25	12/1/40	393,723
500,000	AK Hsg. Finance Corp. Mtg. Rev. (GO of Corp. Insured)	4.50	12/1/35	503,590
250,000	AK Industrial Dev. & Export Auth. Rev. (Boys & Girls Home) 2, [5,10]	5.50	N/A	121,250
500,000	Koyukuk Health Facility Rev. (Tanana Chief’s Conf. Health Care)	7.00	10/1/23	541,400

				1,559,963

Arizona - 3.1%
952,823	AZ Health Facs. Auth. Rev. (New Arizona Family Proj.)	5.25	7/1/27	984,609
250,000	Festival Ranch Community Facs. District G.O.	6.25	7/15/24	262,835
175,000	Flagstaff Industrial Dev. Auth. Rev. (Sr. Living Community Proj.)	5.50	7/1/22	171,836
850,000	Phoenix Industrial Development Authority	5.25	6/1/34	874,982
300,000	Pima Co. Industrial Dev. Auth. Education Rev. (AZ Charter Schools Proj.)	6.70	7/1/21	300,966
250,000	Pima Co. Industrial Dev. Auth. Education Rev. (AZ Charter Schools Proj.)	6.75	7/1/31	250,040
270,000	Pima Co. Industrial Dev. Auth. Education Rev. (Choice Education & Dev. Corp. Proj.)	6.00	6/1/16	271,420
500,000	Pima Co. Industrial Dev. Auth. Education Rev. (Coral Academy Science Proj.)	6.38	12/1/18	517,415
400,000	Pima Co. Industrial Dev. Auth. Education Rev. (Tucson Country Day School Proj.)	5.00	6/1/22	388,492
500,000	Quail Creek Community Facs. District G.O.	5.15	7/15/16	515,895
500,000	Quechan Indian Tribe of Fort Yuma Rev. (Tribal Economic Dev.)	9.75	5/1/25	516,340

				5,054,830

Arkansas - 0.3%
460,000	Rogers Rev. (Sales & Use Tax)	4.13	11/1/31	461,109

California - 11.4%
250,000	Abag Finance Auth. For Nonprofit Rev. (Eskaton Properties Inc.)	5.00	11/15/35	245,038
500,000	Agua Caliente Band of Cahuilla Indians Rev. [4]	6.00	7/1/18	476,785
250,000	CA Finance Auth. Rev. (Kern Regional Center Proj.) [9]	6.88	5/1/25	282,558
495,000	CA Govt. Finance Auth. Lease Rev. (Placer Co. Transportation Proj.)	6.00	12/1/28	497,594
240,000	CA Hsg. Finance Agy. Home Mtg. Rev.	5.20	8/1/28	241,740
165,000	CA Hsg. Finance Agy. Home Mtg. Rev.	5.50	8/1/38	167,142
500,000	CA Infrastructure & Economic Dev. Bank Rev.	6.00	2/1/30	528,600
500,000	CA School Facs. Finance Auth. Rev. (Azusa Unified School District) (AGM Insured) [6]	6.00	8/1/29	453,930
250,000	CA Statewide Communities Dev Auth. Rev. (Lancer Plaza Proj.)	5.13	11/1/23	234,402
500,000	CA Statewide Communities Dev Auth. Rev. (Provident Group - Pomona Property)	5.60	1/15/36	441,745
250,000	CA Statewide Communities Dev. Auth. Multifamily Rev. (Bel Mar Apts. Proj.) (FNMA Collateral)	4.70	7/15/32	257,760
220,000	CA Statewide Communities Dev. Auth. Rev. (Sunedison Huntington Beach Solar Proj.)	6.00	1/1/21	226,732
500,000	CA Statewide Communities Dev. Auth. Rev. (Sunedison Irvine School District)	5.25	1/1/16	503,260
500,000	CA Statewide Communities Dev. Auth. Rev. C.O.P. (Internext Group)	5.38	4/1/30	500,245
400,000	Carlsbad Unified School District G.O. Capital Appreciation [6]	6.13	8/1/31	288,008
1,000,000	Colton Joint Unified School District G.O. (AGM Insured) [6]	5.80	8/1/35	652,220
250,000	Eden Township Hospital District C.O.P.	6.00	6/1/25	265,095
500,000	Encinitas Union School District G.O. Capital Appreciation [6]	6.75	8/1/35	359,725
1,000,000	Glendale Unified School District G.O. Capital Appreciation [6]	6.22	9/1/27	474,400
500,000	Hartnell Community College G.O. [6]	7.00	8/1/34	339,870
1,045,000	Hayward Unified School District G.O. Capital Appreciation (AGM Insured) [6]	5.48	8/1/33	341,820
1,250,000	Healdsburg Unified School District G.O. [6]	4.60	8/1/37	684,400
250,000	Imperial Community College District G.O. Capital Appreciation (AGM Insured) [6]	6.75	8/1/40	241,002
1,100,000	Los Alamitos Unified School District Capital Appreciation C.O.P. [6]	5.95	8/1/34	607,695
250,000	Marina Coast Water District Rev.	5.00	6/1/20	274,355

See accompanying notes to schedule of investments.
6

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2013

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
250,000	Martinez Unified School District G.O. [6]	6.13	8/1/35	260,105
250,000	Northern Inyo Co. Local Hospital District Rev.	5.00	12/1/29	239,978
1,000,000	Oak Grove School District G.O. [6]	6.96	6/1/41	165,250
2,100,000	Pittsburg CA Unified School District Rev. Capital Appreciation (AGM GO of District Insured) [6]	7.12	9/1/29	819,441
500,000	Placentia-Yorba Linda Unified School District C.O.P. Capital Appreciation (AGM Insured) [6]	6.25	10/1/28	456,405
600,000	Redondo Beach School District G.O. [6]	6.38	8/1/34	557,808
750,000	Reef-Sunset Unified School District [6]	4.85	8/1/38	455,482
250,000	Richmond Joint Powers Fin. Auth. Rev. (Point Potrero)	6.25	7/1/24	280,702
350,000	Ripon Unified School District G.O. [6]	4.50	8/1/30	259,514
1,000,000	Robla School District G.O. (AGM Insured) [6]	6.51	8/1/36	270,690
325,000	Rocklin Unified School District G.O. Capital Appreciation (NATL-RE-FGIC Insured) [6]	1.00	8/1/21	211,900
500,000	Sacramento Co. Water Financing Auth. Rev. (NATL-RE FGIC Insured) [1]	0.73	6/1/39	437,910
1,000,000	San Bernardino City Unified School District G.O. Capital Appreciation (NATL-RE Insured) [6]	4.72	8/1/29	407,330
170,000	San Bernardino Joint Powers Financing Auth. Rev. (City Hall Proj.) (NATL-RE Insured)	5.60	1/1/15	165,762
400,000	San Jose Financing Auth. Rev. (Civic Center Garage Proj.) [9]	5.00	6/1/39	411,656
250,000	South Bayside Waste Management Auth. Rev. (Shoreway Environmental)	6.25	9/1/29	274,752
350,000	Southwest Community Finance Auth. Rev. (Riverside Co. Proj.) [9]	6.00	5/1/24	398,384
515,000	Sulphur Springs Union School District C.O.P. Capital Appreciation (AGM Insured) [6]	6.50	12/1/37	496,939
500,000	Sutter Butte Flood Agency	4.00	10/1/38	445,520
600,000	Tracy Joint Unified School District G.O. Capital Appreciation [6]	7.30	8/1/41	297,288
500,000	Tustin Unified School District G.O. Capital Appreciation [6]	6.00	8/1/28	368,910
1,000,000	Upland Unified School District G.O. Capital Appreciation [6]	2.16	8/1/41	773,920
500,000	Val Verde Unified School District G.O. Capital Appreciation (AGM Insured) [6]	6.13	8/1/34	321,405
400,000	Walnut Public Financing Auth. Tax Allocation (AMBAC Insured)	5.38	9/1/22	400,712

				18,763,884

Colorado - 1.6%
250,000	CO Education & Cultural Facs. Auth. Rev. (CO Springs Charter Academy Proj.)	5.60	7/1/34	250,645
500,000	CO Education & Cultural Facs. Auth. Rev. Ref. (Vail Mountain School Proj.)	6.00	5/1/30	514,340
575,000	CO Hsg. Finance Auth. Multifamily Rev.	3.90	10/1/42	513,992
345,000	CO Hsg. Finance Auth. Single Family Mtg. Rev.	5.50	11/1/29	357,430
625,000	CO Hsg. Finance Auth. Single Family Mtg. Rev. (FHA Insured)	5.00	11/1/34	635,162
456,305	Lyons Rev. (Longmont Humane Society Proj.)	4.75	11/30/16	441,325

				2,712,894

Connecticut - 2.4%
1,000,000	CT Hsg. Finance Auth. Rev.	4.00	11/15/34	948,890
210,000	CT Hsg. Finance Auth. Rev.	5.15	11/15/34	218,056
500,000	CT Hsg. Finance Auth. Rev.	3.40	11/15/42	420,200
1,000,000	CT Hsg. Finance Auth. Rev.	3.65	11/15/47	857,680
500,000	CT Hsg. Finance Auth. Rev. (GO of Auth.)	3.75	11/15/35	459,355
500,000	CT Hsg. Finance Auth. Rev. (GO of Auth.)	4.75	11/15/35	514,950
425,000	CT Hsg. Finance Auth. Rev. (GO of Auth.)	4.90	11/15/36	443,896
77,850	Hamden Facs. Rev. (Whitney Center Proj.)	6.13	1/1/14	77,906

				3,940,933

Delaware - 0.1%
310,000	Millsboro Special Obligation Rev. (Plantation Lakes Dev. District)	5.45	7/1/36	222,149

Florida - 7.8%
385,000	Alachua County Health Facs. Auth. Rev. (Oak Hammock University)	8.00	10/1/32	446,184
500,000	Alachua County Health Facs. Auth. Rev. (Terraces Bonita Springs District)	7.13	11/15/16	507,150
400,000	Bay Co. Educational Facs. Rev. (Bay Haven Charter Academy, Inc.)	5.00	9/1/33	360,444

See accompanying notes to schedule of investments.
JUNE 30, 2013	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2013

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
500,000	Bay Co. Educational Facs. Rev. (Bay Haven Charter)	5.25	9/1/30	470,305
410,000	Boynton Beach Rev. (Charter Schools Boynton Beach, Inc.)	6.25	6/1/27	398,848
335,000	Capital Trust Agy. Rev. (Golf Villas, Rivermill, and Village Square Apartments Proj.) 2, [5,10]	4.75	N/A	190,860
1,000,000	Capital Trust Agy. Rev. (Golf Villas, Rivermill, and Village Square Apartments Proj.) 2, [5]	5.88	6/1/38	569,730
415,000	Collier Co. Industrial Dev. Auth. Rev. (NCH Healthcare System Proj.)	6.25	10/1/39	454,122
250,000	Colonial Country Club Community Development District	3.75	5/1/25	233,265
250,000	Double Branch Community Development District	4.00	5/1/25	236,342
100,000	Fiddlers Creek Community Dev. District No. 2 Special Assessment Rev. 2, [5,10]	5.75	N/A	51,993
500,000	FL Governmental Utility Auth. Rev.	5.00	10/1/37	508,865
245,000	FL Hsg. Finance Corp. (GNMA/FNMA Collateralized)	5.00	7/1/26	258,916
295,000	FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	5.00	7/1/39	313,467
10,000	Forest Creek Community Dev. District Capital Improvement Special Assessment Rev. 2, [5]	7.00	11/1/13	9,944
135,000	Gramercy Farms Community Dev. District Special Assessment 2, [5]	5.10	5/1/14	1
535,000	Gramercy Farms Community Dev. District Special Assessment [6]	3.24	5/1/39	70,786
500,000	Highlands Co. Health Facs. Auth. Rev. (Adventist Health) [1]	5.00	11/15/31	506,460
500,000	Lake Ashton Community Dev. District Cap. Improvement Special Assessment Rev. 2, [5,10]	5.00	N/A	170,790
500,000	Lakewood Ranch Stewardship District Cap. Improvement Special Assesment Rev. (Lakewood Center)	7.40	5/1/30	576,310
250,000	Lee Co. Tourist Development Tax Rev.	4.00	10/1/38	228,065
250,000	Lexington Oaks Community Dev. District Special Assessment Rev.	5.65	5/1/33	252,402
250,000	Magnolia Creek Community Dev. District Rev. 2, [5]	5.60	5/1/14	86,158
500,000	Miami-Dade Co. Rev. (AGM Insured)	5.00	10/1/35	517,195
230,000	New River Community Dev. District Cap. Improvement Special Assessment Rev. 2, [5,10]	5.00	N/A	2
135,000	New River Community Dev. District Cap. Improvement Special Assessment Rev.	5.00	5/1/15	130,016
275,000	New River Community Dev. District Cap. Improvement Special Assessment Rev. [6]	1.85	5/1/18	130,300
350,000	New River Community Dev. District Cap. Improvement Special Assessment Rev. [6]	5.75	5/1/38	149,401
135,000	New River Community Dev. District Cap. Improvement Special Assessment Rev.	5.75	5/1/38	109,444
350,000	North Sumter Co. Utility Dependent District Rev.	5.00	10/1/32	344,026
270,000	Palma Sola Trace Community Dev. District Cap. Special Assessment Rev.	4.00	5/1/29	240,681
750,000	Sarasota Co. Health Facs. Auth. Retirement Rev. Ref. (Village on the Isle)	5.50	1/1/27	768,615
500,000	Seminole Tribe Special Obligation Rev. [4]	5.50	10/1/24	531,280
250,000	Seven Oaks Community Dev. District Special Assessment Rev.	5.50	5/1/33	246,125
1,000,000	St. Petersburg Public Utility Rev.	4.00	10/1/42	903,980
615,000	Tallahassee Health Facs. Rev. (Memorial Health Care Proj.)	6.38	12/1/30	615,597
295,000	Tolomato Community Dev. District Special Assessment 2, [5]	6.38	5/1/17	119,245
105,000	Tolomato Community Dev. District Special Assessment 2, [5]	6.38	5/1/17	1
95,000	Tolomato Community Dev. District Special Assessment	6.38	5/1/17	90,354
10,000	Tolomato Community Dev. District Special Assessment 2, [5]	6.38	5/1/17	5,694
40,000	Tolomato Community Dev. District Special Assessment [6]	6.61	5/1/39	29,619
85,000	Tolomato Community Dev. District Special Assessment [6]	6.61	5/1/40	51,346
45,000	Tolomato Community Dev. District Special Assessment [6]	6.61	5/1/40	20,144
500,000	Viera East Community Dev. District Special Assessment Rev. Ref.	5.00	5/1/26	466,525
10,000	Waters Edge Community Dev. District Cap. Improvement Rev.	5.35	5/1/39	9,287
650,000	Waters Edge Community Dev. District Cap. Improvement Rev. [6]	6.60	5/1/39	298,350
450,000	Zephyr Ridge Community Dev. District Special Assessment Rev. 2, [5,10]	5.25	N/A	176,810

				12,855,444

Georgia - 2.9%
350,000	Atlanta Water and Wastewater Rev. (NATL-RE Insured)	5.00	11/1/39	350,861
1,290,000	East Point Tax Allocation	8.00	2/1/26	1,291,600
1,280,000	GA Housing & Finance Authority Rev.	3.80	12/1/37	1,128,256
1,000,000	GA Housing & Finance Authority Rev.	4.00	12/1/37	933,360
300,000	GA State Environmental Loan Acquisition Corp. Rev.	5.13	2/15/31	321,585
750,000	GA State Environmental Loan Acquisition Corp. Rev.	5.13	3/15/31	802,305

				4,827,967

See accompanying notes to schedule of investments.
8

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2013

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
Hawaii - 0.2%
250,000	HI State Dept. of Budget & Fin. Rev. (Kahala Nui Proj.)	5.25	11/15/37	253,872

Idaho - 0.6%
570,000	ID Hsg. & Fin. Assoc. Nonprofit Facs. Rev. (Compass Public Charter School Proj.)	5.50	7/1/30	545,724
500,000	ID Hsg. & Fin. Assoc. Nonprofit Facs. Rev. (Idaho Arts Charter School Proj.)	5.75	12/1/32	507,970

				1,053,694

Illinois - 5.9%
500,000	Bellwood G.O.	5.88	12/1/27	454,460
1,000,000	Bolingbrook G.O. (NATL-RE FGIC Insured) [6]	6.22	1/1/36	247,870
375,000	Chicago Board of Education G.O.	5.50	12/1/39	394,328
1,000,000	Dekalb, Kane & Lasalle Counties Comm. College Dist. No. 523 G.O. Capital Appreciation [6]	6.58	2/1/30	408,500
265,000	IL C.O.P. (NATL-RE Insured)	5.80	7/1/17	265,347
500,000	IL Fin. Auth. Rev. (Lake Forest College)	5.75	10/1/32	510,380
300,000	IL Fin. Auth. Rev. (Lutheran Home & Services)	5.50	5/15/27	303,129
750,000	IL Fin. Auth. Rev. (Noble Network Charter Schools) (ACA Insured)	5.00	9/1/27	698,670
140,000	IL Fin. Auth. Rev. (TEMPS-50-The Admiral at the Lake Proj.)	6.00	5/15/17	140,154
375,000	IL Fin. Auth. Rev. (UNO Charter School Network)	6.88	10/1/31	420,911
1,000,000	IL Fin. Auth. Sports Facs. Rev. (North Shore Ice Arena Proj.)	6.25	12/1/38	495,670
500,000	IL Fin. Auth. Sports Facs. Rev. (United Sports Organizations of Barrington Proj.) 2, [4,5]	6.13	10/1/27	29,745
500,000	IL Fin. Auth. Sports Facs. Rev. (United Sports Organizations of Barrington Proj.) 2, [4,5]	6.25	10/1/37	29,745
250,000	IL G.O.	5.50	7/1/33	257,762
250,000	IL G.O. (NATL-RE Insured)	4.75	10/1/27	250,522
380,000	IL Housing Dev. Auth. (AMBAC GO of Authority Insured)	4.50	7/1/47	349,741
500,000	IL Sports Facs. Auth. (AMBAC Insured)	5.00	6/15/32	500,135
250,000	Lake Co. Community Consolidated School District No. 50 Woodland G.O.	5.63	1/1/26	283,928
80,000	Lombard Public Facs. Corp. Rev. First Tier (Conference Center & Hotel Proj.)	6.38	1/1/15	67,278
1,000,000	Lombard Public Facs. Corp. Rev. First Tier (Conference Center & Hotel Proj.)	5.25	1/1/36	433,260
550,000	Lombard Public Facs. Corp. Rev. First Tier (Conference Center & Hotel Proj.) (ACA Insured)	5.50	1/1/25	344,608
250,000	Macon County School District No. 61 Decatur G.O. (AGM Insured)	5.25	1/1/37	263,790
1,921,000	Malta Tax Allocation Rev.	5.75	12/30/25	922,426
818,000	Manhattan Special Service Area Special Tax No. 07-6 (Groebe Farm-Stonegate) 2, [5]	5.75	3/1/22	163,207
395,000	Southwestern IL Dev. Auth. Rev. (Village of Sauget Proj.)	5.63	11/1/26	317,118
575,000	Southwestern IL Dev. Auth. Tax Allocation Ref. (Local Govt. Program)	7.00	10/1/22	590,536
350,000	Springfield Electric Rev. (NATL-RE Insured)	5.00	3/1/35	350,150
250,000	West Chicago Park District G.O (AGM Insured)	5.25	12/1/29	259,318

				9,752,688

Indiana - 3.6%
700,000	Carmel Multifamily Hsg. Rev. (Barrington Carmel Proj.)	6.00	11/15/22	716,828
300,000	Damon Run Conservancy Dist. G.O. (St Intercept Insured)	6.10	7/1/25	318,300
370,000	East Chicago Redev. Commission Tax Allocation (Harborside Redev. Proj.)	5.50	1/15/16	371,610
400,000	Hammond Local Public Improvement Bond Bank	6.50	8/15/25	408,824
250,000	Hammond Local Public Improvement Bond Bank	6.50	8/15/30	253,888
300,000	IN Finance Auth. Rev. (BHI Senior Living)	5.50	11/15/26	315,867
500,000	IN Finance Auth. Rev. (Community Foundation of Northwest Indiana)	5.00	3/1/30	509,125
500,000	IN Finance Auth. Rev. (Community Foundation of Northwest Indiana)	5.00	3/1/41	499,220
350,000	IN Finance Auth. Rev. (Educational Facility Indianapolis)	4.00	2/1/31	324,432
295,000	IN Finance Auth. Rev. (Parkview Health System)	5.75	5/1/31	320,199
300,000	IN Health & Educational Fac. Fin. Auth. Rev. (Clarian Health Obligation)	5.00	2/15/39	300,000

See accompanying notes to schedule of investments.
JUNE 30, 2013	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2013

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
350,000	IN Health & Educational Fac. Fin. Auth. Rev. (Schneck Memorial Hospital Proj.)	5.25	2/15/30	352,796
1,000,000	Mt. Vernon School Building Corp. Rev. (State Aid Withholding)	5.00	1/15/37	987,710
250,000	St. Joseph Co. Health Facs. Rev. (Holy Cross Village) [1]	6.25	5/15/39	254,838
340,555	St. Joseph Co. Hospital Auth. Health Facs. Rev. (Madison Center) 2, [5]	5.25	2/15/28	37,008

				5,970,645

Iowa - 0.6%
500,000	IA Fin. Auth. Midwestern District. Rev. (Iowa Fertilizer Co. Proj.)	5.50	12/1/22	503,470
250,000	IA Student Loan Liquidity Corp. Rev.	5.80	12/1/31	257,130
225,000	Mason City Community School District Rev.	5.00	7/1/29	230,864

				991,464

Kansas - 0.3%
500,000	Wyandotte Co./Kansas City Board of Public Utility Rev. (Office Building Complex) (NATL-RE Insured)	5.00	5/1/21	501,670

Kentucky - 0.7%
500,000	KY Hsg. Corp. Rev. Ref.	3.75	7/1/28	488,755
200,000	KY Hsg. Corp. Rev. Ref.	4.75	7/1/35	204,834
425,000	Pikeville Hospital Rev. Ref. (Pikeville Medical Center)	6.50	3/1/41	471,470

				1,165,059

Louisiana - 2.2%
134,617	Denham Springs/Livingston Hsg. & Mtg. Finance Auth. Rev.	5.00	11/1/40	135,032
620,000	Jefferson Parish Finance Auth. Single Family Mtg. Rev.	5.00	6/1/38	647,906
170,000	LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Home Ownership Program)	6.00	12/1/28	178,517
1,020,000	LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Home Ownership Program)	5.70	12/1/38	1,082,057
385,000	LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Mtg. Backed Securities Program)	4.60	6/1/29	405,898
250,000	LA Public Facs. Auth. Rev. (Belle-Chase Educational Foundation Proj.) (NATL-RE Insured)	6.50	5/1/31	274,400
725,000	LA Public Facs. Auth. Rev. (Tulane Univ. Proj.) (NATL-RE Insured) [1]	0.88	2/15/36	640,102
230,000	LA University & Agricultural & Mechanical College Rev. (Health Sciences Center Proj.) (NATL-RE Insured)	6.20	5/1/20	230,925
82,000	Lafayette Public Finance Auth. Single Family Mortgage-Backed Rev.	5.35	1/1/41	85,627

				3,680,464

Maine - 0.8%
500,000	ME Health & Higher Educational Facs. Auth. Rev. (ME General Medical Center)	7.50	7/1/32	594,740
500,000	ME Hsg. Auth. Rev.	3.60	11/15/36	430,105
250,000	ME Hsg. Auth. Rev.	4.50	11/15/37	249,988

				1,274,833

Maryland - 0.7%
235,000	MD Community Dev. Administration Rev.	5.13	9/1/30	251,349
900,000	Montgomery Co. Housing Opportunites Commission Rev.	4.00	7/1/38	826,524

				1,077,873

Massachusetts - 2.4%
70,000	MA Development Finance Agency Facs. Rev. 2, [5]	6.25	6/1/14	34,950
400,000	MA Education Finance Auth. Education Rev.	5.15	1/1/26	423,496
250,000	MA Housing Finance Agy. Rev.	3.50	12/1/31	229,208
400,000	MA Housing Finance Agy. Rev.	4.05	12/1/32	387,936
250,000	MA Housing Finance Agy. Rev.	4.75	6/1/35	255,960
1,250,000	MA Housing Finance Agy. Rev.	3.45	12/1/37	1,059,962
500,000	MA Housing Finance Agy. Rev. (FHA Insured)	5.30	12/1/38	520,115
1,250,000	MA Housing Finance Agy. Rev. (GNMA/FNMA/FHLMC Collateralized)	3.90	12/1/38	1,119,950

				4,031,577

See accompanying notes to schedule of investments.
10

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2013

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
Michigan - 2.2%
240,000	Allen Academy Rev.	5.25	6/1/17	242,700
975,000	MI Hospital Finance Auth. Rev. Ref. (Presbyterian Village)	5.25	11/15/25	940,534
250,000	MI Hsg. Dev. Auth. (GO of Authority Insured)	4.63	10/1/41	247,840
500,000	MI Public Education Facs. Auth. Ltd. Rev. Ref. (Nataki Talibah Proj.) (Q-SBLF Insured)	6.25	10/1/23	477,025
465,000	MI Public Education Facs. Auth. Rev. Ref. (Bradford Proj.) [4]	6.00	9/1/16	325,393
285,000	MI Tobacco Settlement Finance Auth. Sr. Rev.	5.13	6/1/22	253,784
575,000	Northwest Community Schools G.O. (School Building and Site) (Q-SBLF Insured)	4.00	5/1/29	571,429
300,000	Oakland County Economic Development Corp. Rev. (Roman Catholic Archdiocese Proj.)	6.50	12/1/20	309,408
250,000	Saline Economic Dev. Corp. Rev. (Evangelical Homes Proj.)	5.25	6/1/32	229,608

				3,597,721

Minnesota - 1.7%
1,920,226	Intermediate School District 287 Lease Rev.	5.30	11/1/32	1,961,607
285,000	MN Hsg. Fin. Agy. Mtg. Rev. (Mtg. Backed Securities Program) (GNMA/FNMA Collateralized)	4.40	7/1/32	308,664
495,000	MN Hsg. Fin. Agy. Residential Hsg. Rev.	5.10	1/1/40	512,592

				2,782,863

Mississippi - 0.4%
500,000	D’Iberville Tax Increment Rev. (Gult Coast Promenade Proj.)	4.75	4/1/33	467,550
115,000	MS Home Corp. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	5.60	6/1/38	117,559
150,000	MS Home Corp. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	6.75	6/1/39	153,538

				738,647

Missouri - 1.4%
500,000	Chillicothe Tax Increment Rev. (South U.S. 65 Proj.)	5.63	4/1/27	437,435
250,000	Independence 39th St. Transportation District Rev. Ref. & Improvement	6.88	9/1/32	250,665
500,000	Kansas City Industrial Dev. Auth. Rev. (Kansas City Pkg. LLC)	5.45	9/1/23	513,990
320,000	Kirkwood Industrial Dev. Auth. Rev. (Aberdeen Heights)	8.00	5/15/21	347,456
320,000	MO Health & Educational Facilities Auth. Rev. (Stephens College)	5.75	3/1/33	288,614
473,793	Moberly Industrial Dev. Auth. (Annual Appropriation Proj.) 2, [5]	6.00	9/1/24	33,155
250,000	St. Louis Co. Industrial Dev. Auth. Rev. (Nazareth Living Center)	5.88	8/15/32	239,198
250,000	St. Louis Co. Industrial Dev. Auth. Rev. Ref. (Friendship Village Sunset Hills)	5.00	9/1/32	247,248

				2,357,761

Montana - 0.8%
500,000	MT Board of Housing Single Family Rev.	3.75	12/1/38	449,840
170,000	MT Board of Housing Single Family Rev. (GO of BRD Insured)	4.70	12/1/26	174,078
625,121	MT Facs. Finance Auth. Rev. (Great Falls Pre-Release Services Proj.)	5.08	4/1/21	664,372

				1,288,290

Nebraska - 0.1%
410,000	Mead Village Tax Allocation Rev. (E3 Biofuels - Mead LLC Proj.) 2, [5,10]	5.13	N/A	192,520

Nevada - 1.4%
250,000	Clark Co. Economic Dev. Rev. (Alexander Dawson School Proj.)	5.38	5/15/33	250,692
750,000	Las Vegas Redev. Agy. Tax Allocation Rev.	7.50	6/15/23	838,275
315,000	NV Hsg. Dev. Single Family Mtg. Program Mezzanine (GNMA/FNMA/FHLMC Collateralized)	5.10	10/1/40	327,225
500,000	Sparks Redev. Agy. Tax Increment Rev. (Redev. Area No. 1 Proj.)	5.00	1/15/22	512,770
380,000	Sparks Redev. Agy. Tax Increment Rev. (Redev. Area No. 2 Proj.)	6.40	6/1/20	404,658

				2,333,620

See accompanying notes to schedule of investments.
JUNE 30, 2013	11

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2013

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
New Hampshire - 0.8%
890,000	Manchester Hsg. & Redev. Auth. Rev. (ACA Insured)	6.75	1/1/15	885,612
400,000	NH Health & Educ. Facs. Auth. Rev. (Wentworth Douglas Hospital)	6.00	1/1/34	425,812

				1,311,424

New Jersey - 1.5%
205,000	NJ Economic Dev. Auth. Rev. Ref. (Harrogate Inc.)	5.75	12/1/16	205,125
450,000	NJ Economic Dev. Auth. Rev. Ref. (United Methodist Home Obligation)	5.00	7/1/34	435,226
235,000	NJ Higher Education Assistance Auth. Student Loan Rev.	5.00	12/1/28	245,507
615,000	NJ Hsg. & Mtg. Finance Agy. Rev.	5.05	10/1/39	636,999
550,000	NJ Hsg. & Mtg. Finance Agy. Rev. (Mciver Homes Hsg. Proj.) (FHLMC Collateralized)	3.60	1/1/30	501,166
400,000	NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	4.50	10/1/30	411,092

				2,435,115

New Mexico - 1.5%
365,000	NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	4.80	9/1/29	381,834
325,000	NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	5.35	9/1/30	341,887
715,000	NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	5.25	9/1/34	752,966
500,000	NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	3.90	9/1/42	454,530
540,000	NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	4.13	9/1/42	519,134

				2,450,351

NewYork - 4.3%
250,000	Albany Capital Resource Corp. Rev. (The College of Saint Rose)	5.63	7/1/31	263,748
350,000	Hempstead Town Local Development Corp. Rev. (Hofstra University Proj.)	4.00	7/1/33	337,628
500,000	NewYork City Housing Development Corp.	4.20	5/1/37	482,865
250,000	NewYork City Housing Development Corp. Multifamily Mtg. Rev.	4.60	11/1/36	253,602
500,000	NewYork City Housing Development Corp. Rev.	3.80	11/1/37	440,825
750,000	NewYork City Municipal Water Finance Authority	5.00	6/15/38	794,670
500,000	NY Mortgage Agency Rev.	3.70	10/1/38	426,495
455,000	NY Mortgage Agency Rev.	4.13	10/1/40	425,448
200,000	NY Mortgage Agency Rev.	3.75	10/1/42	173,962
490,000	NY Mortgage Agency Rev.	4.75	10/1/42	489,196
210,000	NY State Dormitory Auth. Rev. (N. Y. Medical College) (NATL-RE FGIC Insured)	4.75	7/1/27	210,468
200,000	NY State Dormitory Auth. Rev. Ref. (Miriam Osborne Memorial Home)	5.00	7/1/42	202,274
590,000	NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.)	3.75	11/1/37	532,210
400,000	NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.)	4.88	11/1/42	410,032
880,000	NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.)	3.85	11/1/44	764,403
1,000,000	NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.)	4.10	5/1/48	877,600

				7,085,426

North Dakota - 0.2%
40,000	North Dakota Hsg. Fin. Agy. Rev.	3.60	7/1/32	35,812
290,000	North Dakota Hsg. Fin. Agy. Rev. (GO of Agency Insured)	4.75	7/1/30	305,492

				341,304

Ohio - 1.8%
815,000	Cleveland-Cuyahoga Co. Port Auth. Dev. Rev. (St. Clarence Proj.)	6.00	5/1/21	788,977
694,700	Cuyahoga Co. Hsg. Mtg. Sr. Rev. (R H Myers Apts. Proj.) (GNMA Collateralized)	5.70	3/20/42	742,662
300,000	Fairfield Co. Hospital Rev. (Fairfield Medical Center Proj.)	5.13	6/15/33	303,378
550,000	Lucas Co. Hospital Rev. (Promedica Health Care Proj.)	6.50	11/15/37	632,687
500,000	Middleburg Heights Hospital Rev. (Southwest General Health Center Proj.)	5.00	8/1/47	495,295
75,000	OH Hsg. Finance Agy. Residential Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	5.45	9/1/33	77,564

				3,040,563

See accompanying notes to schedule of investments.
12

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2013

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
Oklahoma - 0.8%
400,000	Citizen Potawatomi Nation Sr. Obligation Tax Rev.	6.50	9/1/16	388,848
525,000	Fort Sill Apache Tribe Economic Dev. Auth. [4]	8.50	8/25/26	575,290
400,000	Oklahoma Co. Finance Auth. Rev. (Epworth Villa Proj.)	5.13	4/1/42	385,552

				1,349,690

Oregon - 1.2%
350,000	Clackamas Co. Hsg. Auth. Rev. (Easton Ridge Apts. Proj.)	3.50	9/1/33	304,742
250,000	Medford Hospital Facilities Auth. Rev. (Rogue Valley Manor)	5.00	10/1/33	252,782
500,000	OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	4.00	7/1/38	459,880
350,000	Port of Morrow G.O.	4.00	6/1/32	303,219
315,000	Western Generation Agy. Rev. (Wauna Cogeneration Proj.)	5.00	1/1/21	302,627
300,000	Western Generation Agy. Rev. (Wauna Cogeneration)	5.00	1/1/21	288,216

				1,911,466

Pennsylvania - 4.1%
300,000	Allegheny Co. Hospital Dev. Auth. Rev. (South Hills Health)	5.13	5/1/25	300,009
235,000	Allegheny Co. Industrial Dev. Auth. Charter School Rev. (Propel Charter-McKeesport)	5.90	8/15/26	239,080
480,000	Butler Co. General Authority Rev. (School District Proj.) (AGM GO of District) [1]	0.89	10/1/34	388,075
250,000	Central Bradford Progress Auth. Rev. (Guthrie Healthcare System)	5.50	12/1/31	268,630
250,000	Erie Co. Hospital Auth. Rev. (St. Vincent Health Center Proj.)	7.00	7/1/27	262,965
600,000	Geisinger Auth. Health System Rev. (Geisinger Health System Proj.) [1]	0.95	5/1/37	515,922
250,000	Lehigh Co. General Purpose Auth. Rev. (Saint Luke’s Bethlehem) [1]	1.20	8/15/42	203,085
500,000	Luzerne Co. G.O. (FSA Insured)	7.00	11/1/26	570,230
280,000	PA Higher Educational Facs. Auth. Rev. (AICUP Financing Program)	5.38	5/1/42	269,083
500,000	PA Housing Finance Agy. Single Family Mtg. Rev.	4.85	10/1/37	508,370
300,000	PA Hsg. Finance Agy. Rev.	5.00	10/1/25	312,621
370,000	PA Hsg. Finance Agy. Rev.	3.65	10/1/37	322,847
500,000	PA Hsg. Finance Agy. Rev. (GO of Agency Insured)	4.63	10/1/29	509,460
500,000	PA Hsg. Finance Agy. Single Family Mtg. Rev.	4.75	10/1/28	524,790
195,000	PA Hsg. Finance Agy. Single Family Mtg. Rev.	4.75	10/1/39	200,224
500,000	PA Turnpike Commission Rev. Capital Appreciation [6]	5.13	12/1/35	447,195
1,250,000	PA Turnpike Commission Rev. Captial Appreciation [6]	3.45	12/1/38	934,338

				6,776,924

Puerto Rico - 1.4%
500,000	Puerto Rico Electric Power Auth. Rev. [1]	0.87	7/1/25	408,105
335,000	Puerto Rico Ind. Medical & Enviromental Pollution Control Facs. Fing. Auth. Rev. (American Home Proj.) [1]	5.10	12/1/18	337,774
250,000	Puerto Rico Public Improvement G.O. (AGM Insured)	5.50	7/1/27	256,175
350,000	Puerto Rico Public Improvement G.O. (AGM Insured)	5.00	7/1/35	325,290
300,000	Puerto Rico Sales Tax Financing Corp. Rev.	6.00	8/1/39	313,164
250,000	Puerto Rico Sales Tax Financing Corp. Rev.	5.25	8/1/40	254,105
500,000	Puerto Rico Sales Tax Financing Corp. Rev. [1]	1.11	8/1/57	357,140

				2,251,753

Rhode Island - 0.6%
500,000	RI Hsg. & Mortgage Finance Corp. Rev.	4.00	10/1/28	480,605
250,000	RI Hsg. & Mortgage Finance Corp. Rev.	3.45	4/1/35	219,508
250,000	RI Hsg. & Mortgage Finance Corp. Rev.	3.90	10/1/37	222,482

				922,595

South Carolina - 0.4%
250,000	Coastal Carolina University Rev.	3.50	6/1/40	207,978
395,000	SC Education Assistance Auth. Student Loan Rev.	5.10	10/1/29	411,712
76,190	SC Jobs Economic Dev. Auth. Health Care Facs. Rev. (Woodlands at Furman Proj.) [6]	0.40	11/15/47	76
177,778	SC Jobs Economic Dev. Auth. Health Care Facs. Rev. (Woodlands at Furman Proj.)	6.00	11/15/47	107,396

				727,162

See accompanying notes to schedule of investments.
JUNE 30, 2013	13

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2013

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
South Dakota - 0.4%
350,000	Huron School District No. 2-2 G.O.	5.00	6/15/39	356,276
250,000	SD Health & Educational Facs. Auth. Rev.	5.00	9/1/32	249,982

				606,258

Tennessee - 1.9%
250,000	Johnson City Health & Educational Facs. Board Rev. (Appalachian Christian Village)	5.00	2/15/34	236,445
495,000	Metro Govt. Nashville & Davidson Co. Health & Education Facs. Rev. (Prestige Proj.) 2, [5]	7.50	12/20/40	272,111
1,850,000	Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.)2, [5]	5.35	1/1/19	184,593
7,875,000	Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.)2, [5]	5.55	1/1/29	785,768
1,630,000	Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.)2, [5]	6.00	1/1/29	16
205,000	Tennessee Housing Dev. Agy. Rev.	4.20	7/1/42	193,190
650,000	Tennessee Housing Dev. Agy. Rev.	3.80	7/1/43	565,832
1,000,000	Tennessee Housing Dev. Agy. Rev.	4.00	7/1/43	902,880

				3,140,835

Texas - 6.7%
1,000,000	Arlington Higher Education Finance Corp., Education Rev. (Arlington Classics Academy)	7.00	8/15/28	1,031,510
45,000	Bexar Co. Hsg. Fin. Corp. Rev. (Dublin Kingswood & Waterford Apts.)	7.50	12/1/14	45,615
250,000	Bexar Co. Hsg. Fin. Corp. Rev. (Dymaxion & Marbach Park Apts. Proj.) (NATL-RE Insured)	6.10	8/1/30	252,438
540,000	Bexar Co. Hsg. Fin. Corp. Rev. (Honey Creek Apartments Proj.) 2, [5]	8.00	4/1/30	237,470
405,000	Bexar Co. Hsg. Fin. Corp. Rev. (Waterford Proj.)	6.50	12/1/21	410,196
1,000,000	Bexar Co. Rev. (Venue Proj.)	5.00	8/15/39	1,040,090
500,000	Brazos Co. Health Facs. Dev. Corp. Rev.	5.38	1/1/32	500,805
1,553,521	Galveston Co. Municipal Utility	5.54	N/A	1,235,981
600,000	Harris Co. Cultural Education Facs. Finance Corp. Rev. (Space Center Houston Proj.) [4]	6.75	8/15/21	650,496
480,000	Harris Co. Housing Finance Corp. Rev. (FHA/VA/VEREX Mtgs.) [6]	10.34	10/15/15	370,862
240,000	Houston Hotel Occupancy Rev. Ref.	5.25	9/1/29	249,518
500,000	Houston Hotel Occupancy Rev. Ref. (Convention & Entertainment Facs.)	5.00	9/1/30	502,605
250,000	Matagorda Co. Navigation District No. 1 Rev. (AEP Texas Central Co.)	4.00	6/1/30	221,405
500,000	Newark Cultural Education Facs. Finance Corp. Rev. (A.W. Brown-Fellowship Leadership)	6.00	8/15/32	504,775
300,000	Red River Health Facs. Dev. Corp. Rev. (Wichita Falls Retirement Foundation)	5.50	1/1/32	292,188
250,000	Tarrant Co. Cultural Education Facs. Fin. Rev. (Mirador Proj.)	7.75	11/15/19	280,975
250,000	Texas State Turnpike Auth. Rev. Capital Appreciation (AMBAC Insured) [6]	6.02	8/15/37	58,992
380,000	Travis Co. Health Facs. Dev. Corp. Rev. (First Mortgage - Longhorn Village Proj.)	5.50	1/1/17	380,042
500,000	Travis Co. Health Facs. Dev. Corp. Rev. (First Mortgage - Longhorn Village Proj.)	6.00	1/1/22	498,355
250,000	Travis Co. Health Facs. Dev. Corp. Rev. (Westminster Manor)	6.25	11/1/16	252,065
500,000	TX Municipal Gas Acquisition & Supply Corp. I Sr. Lien Rev. [1]	1.63	12/15/26	441,320
300,000	TX Municipal Gas Acquisition & Supply Corp. II Rev. [1]	1.05	9/15/27	253,353
750,000	TX Private Activity Surface Transportation Corp. Rev. (LBJ Infrastructure)	7.50	6/30/33	909,510
500,000	West Travis Co. Public Utility Agy. Rev.	5.00	8/15/25	502,380

				11,122,946

Utah - 0.8%
285,000	UT Hsg. Corp. Single Family Mtg. Rev.	5.75	1/1/33	308,051
500,000	UT Hsg. Corp. Single Family Mtg. Rev.	4.60	7/1/34	508,385
500,000	UT Hsg. Corp. Single Family Mtg. Rev. (State Street Plaza Proj.) (FHLMC Collateralized)	4.10	7/1/30	500,000

				1,316,436

See accompanying notes to schedule of investments.
14

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2013

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)/ Quantity	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
Virginia - 2.1%
500,000	Farms New Kent Community Dev. Auth. Special Assessment 2, [5]	5.13	3/1/36	283,135
275,000	Loudoun Co. Industrial Dev. Auth. Rev. (Falcons Landing)	6.00	8/1/28	285,956
1,000,000	VA Hsg. Dev. Auth. Rev. (Commonwealth Mtg.)	3.88	1/1/38	898,170
215,000	VA Hsg. Dev. Auth. Rev. (GO of Authority Insured)	6.25	7/1/31	233,481
375,000	VA Hsg. Dev. Auth. Rev. (GO of Authority Insured)	3.75	3/1/34	342,112
400,000	VA Hsg. Dev. Auth. Rev. (Rental Hsg. Proj.)	4.13	7/1/33	383,920
250,000	VA Hsg. Dev. Auth. Rev. (Rental Hsg. Proj.)	4.60	12/1/38	254,240
250,000	VA Hsg. Dev. Auth. Rev. (Rental Hsg. Proj.)	4.80	10/1/39	255,405
500,000	VA Hsg. Dev. Auth. Rev. (Rental Hsg. Proj.)	5.00	12/1/39	520,240

				3,456,659

Washington - 1.6%
485,000	Grant Co. Public Hospital District No. 1	5.25	9/1/13	486,208
390,000	Kalispel Tribe Indians Priority District Rev.	6.20	1/1/16	381,459
200,000	WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Emerald Heights Proj.)	5.00	7/1/33	194,576
500,000	WA Hsg. Fin. Commission Multi Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	3.50	12/1/33	439,760
400,000	WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Non-profit Hsg.)	6.00	10/1/22	388,632
420,000	WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Skyline at First Hill Proj.)	5.25	1/1/17	417,812
295,000	WA Hsg. Fin. Commission Single Family Mtg. Rev. (GNMA/FNMA Collateralized)	4.60	10/1/33	303,316

				2,611,763

Wisconsin - 2.1%
250,000	WI General Fund Rev. Appropriation Rev.	6.00	5/1/27	291,505
250,000	WI Health & Education Facs. Auth. Rev. (Aurora Health Care Proj.)	6.40	4/15/33	250,372
500,000	WI Health & Education Facs. Auth. Rev. (Beaver Dam Community Hospital, Inc.)	6.75	8/15/34	535,330
500,000	WI Health & Education Facs. Auth. Rev. (Three Pillars Senior Living)	5.00	8/15/43	489,300
200,000	WI Public Finance Auth. Rev. (Glenridge Palmer Ranch Proj.)	7.00	6/1/20	221,312
500,000	WI Public Finance Auth. Rev. (Glenridge Palmer Ranch Proj.)	8.25	6/1/46	567,150
340,000	WI Public Finance Auth. Rev. (Horizon Academy West Charter School)	5.25	9/1/22	326,342
250,000	WI Public Finance Auth. Rev. (Roseman University Health Sciences)	5.00	4/1/22	246,325
500,000	WI Public Finance Auth. Rev. (Roseman University Health Sciences)	5.50	4/1/32	476,350

				3,403,986

Wyoming - 1.2%
650,000	WY Community Dev. Auth. Rev.	3.75	12/1/32	580,294
1,000,000	WY Community Dev. Auth. Rev.	4.25	12/1/37	958,860
500,000	WY Community Dev. Auth. Rev.	4.05	12/1/38	449,045

				1,988,199

Total Municipal Bonds (cost: $173,628,694)				152,490,494

Closed-End Mutual Funds - 6.0%
7,300	AllianceBernstein National Municipal Income Fund (AFB)			98,258
49,700	BlackRock Long-Term Municipal Advantage Trust (BTA)			561,610
25,000	BlackRock MuniHoldings Florida Insured Fund (MFL)			355,000
47,500	BlackRock MuniYield Florida Fund (MYF)			689,700
70,100	BlackRock MuniYield Insured Fund (MYI)			978,596
8,491	BlackRock MuniYield Michigan Insured Fund (MIY)			117,006
23,000	BlackRock MuniYield Michigan Insured Fund II (MYM)			292,560
14,100	Dreyfus Strategic Municipal Bond Fund (DSM)			114,915
208,600	DWS Municipal Income Trust (KTF)			2,690,940
18,400	Invesco Municipal Opportunity Trust (VMO)			239,200
31,200	Invesco PA Value Muni Income Trust (VPV)			422,136

See accompanying notes to schedule of investments.
JUNE 30, 2013	15

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2013

Sit Tax-Free Income Fund (Continued)

Quantity	Name of Issuer	Fair Value($)
8,250	Invesco Quality Municipal Income Trust (IQI)	99,984
35,700	Invesco Van Kampen Advantage Muni Income Trust (VKI)	420,903
32,389	Invesco Van Kampen Trust for Investment Grade Municipals (VGM)	441,462
36,123	Managed Duration Investment Grade (MZF)	487,660
—	Nuveen Michigan Quality Income Municipal Fund (NUM)	2
21,500	Nuveen Premier Municipal Income Fund (NPF)	285,735
114,332	Nuveen Premium Income Fund (NPM)	1,548,055

Total Closed-End Mutual Funds (cost: $9,352,035)		9,843,722

Short-Term Securities - 1.7%
2,782,182	Dreyfus Tax-Exempt Cash Management Fund, 0.004%
Total Short-Term Securities (cost: $2,782,182)		2,782,182

Total Investments in Securities - 100.1% (cost: $185,762,911)		165,116,398
Other Assets and Liabilities, net - (0.1%)		(108,960)

Total Net Assets - 100.0%		$165,007,438

[1]	Variable rate security. Rate disclosed is as of June 30, 2013.
[2]	Securities considered illiquid by the Investment Adviser. The total value of such securities as of June 30, 2013 was $3,785,901 and represented 2.3% of net assets.
[4]

144A Restricted Security. The total value of such securities as of June 30, 2013 was $2,618,734 and represented 1.6% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[5]	The issuer is in default of certain debt covenants. Income is not being accrued. The total value of such securities as of June 30, 2013 was $3,785,901 and represented 2.3% of net assets.
[6]

Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying, respectively.

[9]

Municipal Lease Security. The total value of such securities as of June 30, 2013 was $1,092,598 and represented 0.7% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[10]	Securities with a “N/A” maturity date have passed their stated maturity date and have pending restructuring arrangements.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of June 30, 2013 is as follows (see notes to Schedule of Investments):

	Investment in Securities

	Level 1	Level 2	Level 3
	Quoted Price ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)

Short-Term Securities	2,782,182	—	—	2,782,182
Closed-End Mutual Funds	9,843,722	—	—	9,843,722
Municipal Bonds	—	152,490,494	—	152,490,494

Total:	12,625,904	152,490,494	—	165,116,398

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.
16

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2013

Sit Minnesota Tax-Free Income Fund

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
Municipal Bonds - 95.9%
Education/Student Loan - 13.3%
295,000	Anoka Co. Charter School Lease Rev.	5.00	6/1/27	290,917
275,000	Anoka Co. Charter School Lease Rev.	5.00	6/1/32	259,870
1,035,000	Anoka Co. Charter School Lease Rev.	5.00	6/1/43	920,664
1,070,000	Brooklyn Park Lease Rev. (Prairie Seeds Academy Proj.)	8.00	3/1/20	1,164,117
1,280,000	Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	5.13	7/1/33	1,223,693
875,000	Duluth Hsg. & Redev. Auth. (Edison Academy)	5.88	11/1/40	876,724
2,500,000	Duluth Hsg. & Redev. Auth. Lease Rev. (Edison Academy)	5.00	11/1/21	2,558,425
6,432,757	Intermediate School District 287 Lease Rev.	5.30	11/1/32	6,571,383
420,000	Minneapolis Educational Fac. Lease Rev. (Seed/Harvest Preparatory Proj.) (LOC-U.S. Bank)	5.13	1/1/16	347,840
875,000	Minneapolis Educational Fac. Lease Rev. (Seed/Harvest Preparatory Proj.) (LOC-U.S. Bank)	6.25	1/1/21	649,959
300,000	MN Higher Education Fac. Auth. Rev. (Augsburg College)	5.00	5/1/28	301,656
910,000	MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	5.50	5/1/14	925,379
600,000	MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	5.50	5/1/22	620,484
160,000	MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	5.50	5/1/23	164,781
1,000,000	MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	5.50	5/1/37	1,011,640
1,310,874	MN Higher Education Fac. Auth. Rev. (College of St. Benedict)	4.49	10/1/16	1,334,535
250,000	MN Higher Education Fac. Auth. Rev. (College of St. Benedict)	5.13	3/1/36	248,490
400,000	MN Higher Education Fac. Auth. Rev. (College of St. Scholastica Inc.)	4.00	12/1/32	336,532
750,000	MN Higher Education Fac. Auth. Rev. (Hamline Univ.)	6.00	10/1/32	795,998
1,000,000	MN Higher Education Fac. Auth. Rev. (Hamline Univ.)	6.00	10/1/40	1,055,810
1,000,000	MN Higher Education Fac. Auth. Rev. (Macalester College)	3.00	5/1/32	830,930
500,000	MN Higher Education Fac. Auth. Rev. (Macalester College)	3.25	5/1/36	415,295
310,000	MN Higher Education Fac. Auth. Rev. (Macalester College)	4.00	5/1/43	301,035
750,000	MN Higher Education Fac. Auth. Rev. (Macalester College-Seven-I)	5.00	6/1/35	812,400
435,000	MN Higher Education Fac. Auth. Rev. (St. Catherine Univ.)	5.00	10/1/32	430,724
1,400,000	MN Higher Education Fac. Auth. Rev. (St. Scholastica College)	5.00	12/1/27	1,430,576
40,000	MN Higher Education Fac. Auth. Rev. (St. Scholastica College)	5.13	12/1/30	41,290
500,000	MN Higher Education Fac. Auth. Rev. (St. Scholastica College)	5.25	12/1/35	513,965
1,800,000	MN Higher Education Fac. Auth. Rev. (St. Scholastica College)	6.30	12/1/40	1,910,916
400,000	MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	4.00	4/1/25	414,140
565,000	MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	4.00	4/1/27	572,966
1,250,000	MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	6.00	10/1/25	1,371,150
67,820	MN Higher Education Fac. Auth. Rev. Lease Rev. (Concordia Univ.)	5.25	4/25/14	68,358
2,420,000	MN Office of Higher Education Rev. (Suppl. Student Loan Prog.)	5.00	11/1/29	2,531,756
686,770	Olmsted Co. Hsg. & Redev. Auth. (Schaeffer Academy Proj.)	4.98	4/25/27	586,386
340,000	Pine City Lease Rev. (Lakes International Language Academy Proj.)	5.75	5/1/16	348,915
830,000	Pine City Lease Rev. (Lakes International Language Academy Proj.)	6.00	5/1/26	830,988
110,000	Ramsey Lease Rev. (Pact Charter School Proj.)	5.65	12/1/13	110,622
1,650,000	Ramsey Lease Rev. (Pact Charter School Proj.)	6.50	12/1/22	1,692,586
2,000,000	St. Paul Hsg. & Redev. Auth. (Community of Peace Academy Proj.)	5.00	12/1/36	1,801,060
535,000	St. Paul Hsg. & Redev. Auth. (German Immersion School)	4.00	7/1/23	494,463
855,000	St. Paul Hsg. & Redev. Auth. (German Immersion School)	5.00	7/1/33	775,570
500,000	St. Paul Hsg. & Redev. Auth. (German Immersion School)	5.00	7/1/44	426,275
1,250,000	St. Paul Hsg. & Redev. Auth. (Higher Ground Academy Proj.)	4.25	12/1/23	1,197,050
1,000,000	St. Paul Hsg. & Redev. Auth. (Higher Ground Academy Proj.)	5.00	12/1/33	926,340
1,150,000	St. Paul Hsg. & Redev. Auth. (St. Paul Conservatory for Performing Artists)	4.63	3/1/43	955,408
1,500,000	St. Paul Hsg. & Redev. Auth. Lease Rev. (Community of Peace Academy Proj.)	5.00	12/1/18	1,539,180
600,000	St. Paul Hsg. & Redev. Auth. Lease Rev. (Hmong Academy Proj.)	5.50	9/1/18	615,384
295,000	St. Paul Hsg. & Redev. Auth. Lease Rev. (Hmong College Preparatory Academy)	4.75	9/1/22	290,457
500,000	St. Paul Hsg. & Redev. Auth. Lease Rev. (Hmong College Preparatory Academy)	5.00	9/1/27	473,685
1,000,000	St. Paul Hsg. & Redev. Auth. Lease Rev. (Hmong College Preparatory Academy)	5.25	9/1/32	934,580

See accompanying notes to schedule of investments.
JUNE 30, 2013	17

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2013

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
600,000	St. Paul Hsg. & Redev. Auth. Lease Rev. (Nova Classical Academy Proj.)	5.70	9/1/21	635,280
500,000	St. Paul Hsg. & Redev. Auth. Rev. Ref. (St. Paul Academy & Summit School)	5.00	10/1/24	529,100
200,000	St. Paul Hsg. & Redev. Auth. Rev. Ref. (St. Paul Conservatory for Performing Artists)	3.20	3/1/20	187,536
1,000,000	University of Minnesota College and Univ. Rev.	4.00	2/1/24	1,092,890
1,610,000	Victoria Private School Fac. Rev. (Holy Family Catholic High)	4.00	9/1/23	1,544,779
215,000	Woodbury Charter School Lease Rev. (MSA Building)	5.00	12/1/27	211,951
225,000	Woodbury Charter School Lease Rev. (MSA Building)	5.00	12/1/32	212,949
885,000	Woodbury Charter School Lease Rev. (MSA Building)	5.00	12/1/43	788,942

				52,506,774

Escrowed To Maturity/Prerefunded - 0.7%
500,000	Cloquet Hsg. Fac. Rev. Ref. (HADC Cloquet LLC Proj.)	5.50	8/1/25	502,340
1,000,000	Sauk Rapids Health Care & Hsg. Facs. Rev. (Good Shepherd Lutheran Home Proj.)	6.75	1/1/24	1,135,930
1,000,000	Sauk Rapids Health Care & Hsg. Facs. Rev. (Good Shepherd Lutheran Home Proj.)	7.25	1/1/29	1,148,250

				2,786,520

General Obligation - 2.4%
1,000,000	Bemidji Sales Tax G.O.	5.00	2/1/34	1,071,650
1,350,000	Bemidji Sales Tax G.O.	6.00	2/1/41	1,549,017
550,000	Brooklyn Center Independent School District No 286 (NATL-RE Insured)	4.50	2/1/31	550,913
150,000	Buffalo Capital Appreciation Water & Sewer G.O. [6]	5.05	10/1/28	68,742
110,000	Buffalo Capital Appreciation Water & Sewer G.O. [6]	6.96	10/1/26	56,544
650,000	Dakota Co. Community Dev. Agy. Sr. Hsg. Facs. G.O.	5.00	1/1/26	692,367
1,000,000	Puerto Rico Public Improvement G.O. [11]	5.50	7/1/39	912,560
1,000,000	Puerto Rico Public Improvement G.O. [11]	5.75	7/1/36	957,010
1,000,000	Puerto Rico Public Improvement G.O. [11]	6.00	7/1/28	1,003,140
1,500,000	Puerto Rico Public Improvement G.O. [11]	6.50	7/1/40	1,537,560
480,000	Watkins G.O.	4.00	1/1/34	434,318
735,000	Watkins G.O.	4.00	1/1/38	645,029

				9,478,850

Hospital/Health Care - 17.2%
4,025,000	Breckenridge Rev. (Catholic Health Initiatives Proj.)	5.00	5/1/30	4,047,822
400,000	Carlton Health Care & Hsg. Fac. Rev. Ref. (Faith Care Center Proj.)	5.20	4/1/16	407,180
365,000	Cold Spring Health Care Facs. Rev. (Assumption Home, Inc. Proj.)	7.25	3/1/23	399,628
1,000,000	Cuyuna Range Hosp. Dist. Health Facs. Rev.	5.20	6/1/25	1,010,490
390,000	Detroit Lakes Hsg. & Health Facs. Rev. Ref. (CDL Homes Proj.) [1]	2.14	8/1/34	390,893
1,500,000	Detroit Lakes Hsg. Rev. Ref. (Mankato Lutheran Proj.) [1]	2.39	8/1/34	1,498,125
1,550,000	Douglas Co. Gross Health Care Facs. Rev. (Douglas Co. Hospital Proj.)	6.00	7/1/28	1,629,825
2,000,000	Duluth Economic Dev. Auth. Rev. (St. Lukes Hospital Oblig. Group)	4.75	6/15/22	1,969,860
1,600,000	Duluth Economic Dev. Auth. Rev. (St. Lukes Hospital Oblig. Group)	5.75	6/15/32	1,620,064
2,500,000	Duluth Economic Dev. Auth. Rev. (St. Lukes Hospital Oblig. Group)	6.00	6/15/39	2,546,725
80,000	Elk River Rev. (Care Choice Member Proj.)	5.60	8/1/13	80,015
1,000,000	Fergus Falls Health Care Fac. Rev. (Lake Region Healthcare Proj.)	5.15	8/1/35	1,000,680
1,000,000	Fergus Falls Health Care Fac. Rev. (Lake Region Healthcare Proj.)	5.40	8/1/40	1,006,500
820,000	Glencoe Health Care Fac. Rev. (Glencoe Regional Health Services Proj.)	4.00	4/1/23	826,150
200,000	Glencoe Health Care Fac. Rev. (Glencoe Regional Health Services Proj.)	4.00	4/1/26	193,192
375,000	Glencoe Health Care Fac. Rev. (Glencoe Regional Health Services Proj.)	4.00	4/1/27	357,199
1,860,000	Glencoe Health Care Fac. Rev. (Glencoe Regional Health Services Proj.)	4.00	4/1/31	1,704,281
970,000	Hastings Health Care Fac. Rev. (Regina Medical Center) (ACA Insured)	5.25	9/15/18	971,494
755,000	Hastings Health Care Fac. Rev. (Regina Medical Center) (ACA Insured)	5.30	9/15/28	748,711
780,000	Maple Grove Health Care Fac. Rev. (North Memorial Health Care Proj.)	5.00	9/1/29	780,741
100,000	Maple Grove Health Care Fac. Rev. (North Memorial Health Care Proj.)	5.00	9/1/35	98,153

See accompanying notes to schedule of investments.
18

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2013

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
1,200,000	Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	5.25	5/1/25	1,227,672
1,500,000	Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	5.25	5/1/28	1,522,275
600,000	Minneapolis & St. Paul Hsg. & Redev. Auth. Rev. (Health Partners)	5.88	12/1/29	610,434
255,000	Minneapolis Health Care Fac. Rev. (Augustana Chapel View Homes Proj.)	5.00	6/1/15	255,158
270,000	Minneapolis Health Care Fac. Rev. (Augustana Chapel View Homes Proj.)	5.10	6/1/16	270,146
1,470,000	Minneapolis Health Care Fac. Rev. (Jones-Harrison Residence Proj.)	5.40	10/1/25	1,452,757
515,000	Minneapolis Hsg. & Health Care Facs. Rev. Ref. (Providence Proj.)	5.50	10/1/14	526,773
225,000	Minneapolis Hsg. Fac. Rev. (Augustana Chapel View Homes Proj.)	5.50	6/1/27	225,398
105,000	Minneapolis Pooled Rev. (Care Choice Member Proj.)	5.75	4/1/19	104,997
2,705,000	Minneapolis Rev. Ref. (Walker Campus)	4.50	11/15/20	2,708,246
1,100,000	Minneapolis Rev. Ref. (Walker Campus)	5.00	11/15/24	1,095,226
10,000	MN Agricultural & Economic Dev. Board Rev. (Fairview Health Care System Proj.)	6.38	11/15/22	10,041
130,000	MN Agricultural & Economic Dev. Board Rev. (Fairview Health Care System Proj.)	6.38	11/15/29	130,445
550,000	Moorhead Economic Dev. Auth. Rev.	4.60	9/1/25	515,900
1,300,000	New Hope Health Care Facs. Rev. (MN Masonic Home North Ridge Proj.)	5.88	3/1/29	1,299,909
1,175,000	New Hope Health Care Facs. Rev. (MN Masonic Home North Ridge Proj.)	5.90	3/1/19	1,175,846
575,000	Owatonna Senior Hsg. Rev. (Senior Living Proj.)	5.80	10/1/29	596,436
1,500,000	Rochester Health Care Facs. Rev. (Olmsted Medical Center Proj.)	5.88	7/1/30	1,637,850
3,475,000	Shakopee Health Care Facs. Rev. (St. Francis Regional Medical Center Proj.)	5.25	9/1/34	3,478,266
1,225,000	St. Cloud Health Care Rev. (CentraCare Health System Proj.) (Assured Guaranty)	5.50	5/1/39	1,270,460
4,240,000	St. Cloud Health Care Rev. (CentraCare Health System)	5.00	5/1/25	4,349,138
2,000,000	St. Louis Park Health Care Facs. Rev. (Park Nicollet Health Proj.)	5.50	7/1/29	2,108,560
350,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Gillette Childrens Specialty Proj.)	5.00	2/1/20	356,114
500,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Gillette Childrens Specialty Proj.)	5.00	2/1/21	507,910
4,200,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthPartners Oblig. Group Proj.)	5.25	5/15/36	4,280,388
2,120,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Regions Hospital Proj.)	5.25	5/15/18	2,124,982
525,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	4.25	11/1/25	480,181
750,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	4.75	11/1/31	678,240
260,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	5.00	5/1/33	235,651
1,000,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	5.00	5/1/38	869,310
2,333,056	St. Paul Hsg. & Redev. Auth. Rev. (Nursing Home NTS-Episcopal)	5.63	10/1/33	2,323,118
150,000	St. Paul Hsg. & Redev. Auth. Rev. (Regions Hospital Proj.)	5.30	5/15/28	150,090
2,500,000	Stillwater Health Care Rev. (Health System Obligation Proj.)	5.00	6/1/25	2,530,625
525,000	West St. Paul Health Care (Walker Thompson Hill)	6.75	9/1/31	551,633
500,000	Winona Health Care Facs. Rev. (Winona Health Obligation)	5.00	7/1/34	487,305
1,300,000	Winsted Health Care Rev. (St. Mary’s Care Center Proj.)	6.00	9/1/25	1,327,963
1,250,000	Winsted Health Care Rev. (St. Mary’s Care Center Proj.)	6.50	9/1/34	1,276,112

				68,039,283

Industrial/Pollution Control - 1.2%
2,250,000	Moorhead Rev. (Amer. Crystal Sugar Co. Recovery Zone Fac.)	5.65	6/1/27	2,370,938
1,275,000	St. Paul Port Auth. Solid Waste Disposal Rev. (Ecullet Proj.)	6.25	11/1/15	1,335,524
1,000,000	St. Paul Port Auth. Solid Waste Disposal Rev. (Gerdau St. Paul Steel Mill Proj.) [8]	4.50	10/1/37	860,870

				4,567,332

Insured - 2.0%
500,000	Guam Power Auth. Rev. (AGM Insured) [11]	5.00	10/1/30	521,805
500,000	Minneapolis & St. Paul Hsg. & Redev. Rev. (Children’s Hospital) (AGM Insured)	5.00	8/15/34	508,670
1,025,000	Minneapolis Health Care Facs. Rev. (Fairview Health Svcs.) (Assured Guaranty)	6.50	11/15/38	1,193,408
415,000	MN Governmental Agy. Fin. Group (Flex Terminal Prog.) (AGC Insured)	4.00	3/1/21	422,209
350,000	MN Governmental Agy. Fin. Group (Flex Terminal Prog.) (AGC Insured)	4.00	3/1/22	355,274
260,000	MN Governmental Agy. Fin. Group (Flex Terminal Prog.) (AGC Insured)	4.25	3/1/23	269,069
600,000	Puerto Rico Public Improvement G.O. (AGM Insured) [11]	5.13	7/1/30	577,272

See accompanying notes to schedule of investments.
JUNE 30, 2013	19

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2013

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
1,000,000	Puerto Rico Public Improvement G.O. (AGM Insured) [11]	5.25	7/1/20	1,073,220
1,000,000	Puerto Rico Public Improvement G.O. (Assured Guaranty) 1, [11]	3.18	7/1/20	999,200
1,800,000	St. Paul Hsg. & Redev. Sales Tax Rev. Ref. (Civic Center) (AGM Insured)	7.10	11/1/23	2,052,504

				7,972,631

Multifamily Mortgage - 19.1%
785,000	Anoka Co. Hsg. & Redev. Rev. (Recovery Zone Fac.-Park River Estates)	6.50	11/1/25	822,680
250,000	Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	5.25	6/1/21	258,292
300,000	Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	5.25	12/1/21	309,279
375,000	Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	5.38	6/1/22	388,541
385,000	Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	5.38	12/1/22	398,041
1,000,000	Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	6.00	12/1/30	1,029,230
80,000	Cambridge Hsg. & Health Care Facs. Rev. (Grandview West Proj.)	5.50	10/1/13	80,226
500,000	Cambridge Hsg. & Health Care Facs. Rev. (Grandview West Proj.)	5.80	10/1/18	501,495
1,000,000	Cambridge Hsg. & Health Care Facs. Rev. (Grandview West Proj.)	6.00	10/1/28	1,003,100
940,000	Champlin Multifamily Hsg. Rev. (Champlin Drive Apts.)	6.00	1/1/27	963,350
165,000	Chaska Multifamily Hsg. Rev. (West Suburban Hsg. Partners Proj.) [8]	5.38	9/1/14	164,662
1,000,000	Cloquet Hsg. Fac. Rev. Ref. (HADC Cloquet LLC Proj.)	5.00	8/1/38	949,280
250,000	Columbia Heights Multifamily & Health Care Fac. Rev. (Crest View Corp Proj.)	5.30	7/1/17	243,482
1,200,000	Coon Rapids Multifamily Hsg. Rev. Ref. (Margaret Place Apartments)	6.50	5/1/25	1,200,000
2,450,000	Cottage Grove Sr. Hsg. Rev. (PHS, Inc. Proj.)	5.00	12/1/31	2,372,506
2,295,000	Cottage Grove Sr. Hsg. Rev. (PHS, Inc. Proj.)	6.00	12/1/46	2,304,478
1,345,000	Deephaven Hsg. & Healthcare Rev. (St. Therese Senior Living Proj.)	5.00	4/1/38	1,217,481
80,000	Eveleth Multifamily Hsg. Rev. Sr. (Manor House Woodland Proj.)	5.15	10/1/13	79,748
1,660,000	Grand Rapids Hsg. & Redev. Auth. (Lakeshore Place & Forest Park West Apartments Proj.)	5.30	10/1/29	1,610,598
250,000	Inver Grove Heights Nursing Home Rev. Ref. (Presbyterian Homes)	5.38	10/1/26	250,535
245,000	Inver Grove Heights Nursing Home Rev. Ref. (Presbyterian Homes)	5.50	10/1/33	245,184
1,355,000	Maplewood Multifamily Hsg. Rev. (Park Edge Apartments Proj.) [8]	6.50	5/1/29	1,322,195
2,765,000	Minneapolis & St. Paul Hsg. & Redev. Auth. Multifamily Hsg. Rev. (GNMA Collateralized) [8]	4.75	1/20/42	2,776,890
680,000	Minneapolis Hsg. Rev. (Keeler Apartments Proj.)	5.00	10/1/37	603,119
490,000	Minneapolis Multifamily Hsg. Rev. (Blaisdell Apartments Proj.) [8]	5.10	4/1/17	477,716
290,000	Minneapolis Multifamily Hsg. Rev. (Garr Scott Loft Proj.) (LOC U.S. Bank) 1, [8]	5.95	5/1/30	290,890
100,000	Minneapolis Multifamily Hsg. Rev. (Seward Towers Proj.) (GNMA Collateralized)	5.00	5/20/36	101,620
75,000	Minnetonka Multifamily Hsg. Rev. Ref. (Archer Heights Apartments Proj.) (GNMA Collateralized)[8]	5.10	7/20/13	75,172
975,000	Minnetonka Multifamily Hsg. Rev. Ref. (Archer Heights Apartments Proj.) (GNMA Collateralized)[8]	5.20	1/20/18	976,989
1,750,000	MN Hsg. Fin. Agy. Rental Hsg. [8]	5.10	8/1/47	1,767,325
85,000	MN Hsg. Fin. Agy. Rental Hsg. (GO of AGY. Insured) [8]	4.88	8/1/24	85,071
250,000	MN Hsg. Fin. Agy. Rental Hsg. (GO of AGY. Insured)	5.05	8/1/31	264,090
2,560,000	MN Hsg. Fin. Agy. Rental Hsg. (GO of AGY. Insured)	5.25	8/1/40	2,684,877
1,660,000	MN Hsg. Fin. Agy. Rental Hsg. (GO of AGY. Insured)	5.45	8/1/41	1,771,004
1,145,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (GO of AGY. Insured) [8]	5.00	7/1/21	1,187,571
485,000	Moorhead Economic Dev. Auth. Rev. Ref. (EverCare Sr. Living LLC)	4.55	9/1/24	460,207
280,000	Moorhead Economic Dev. Auth. Rev. Ref. (EverCare Sr. Living LLC)	4.65	9/1/26	260,498
210,000	Moorhead Economic Dev. Auth. Rev. Ref. (EverCare Sr. Living LLC)	4.70	9/1/27	194,298
1,000,000	Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	5.00	9/1/32	934,390
250,000	Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	5.13	9/1/37	228,415
255,000	North Oaks Sr. Hsg. Rev. (Presbyterian Homes North Oaks Proj.)	5.25	10/1/13	255,808
1,565,000	North Oaks Sr. Hsg. Rev. (Presbyterian Homes North Oaks Proj.)	5.63	10/1/17	1,650,402
650,000	North Oaks Sr. Hsg. Rev. (Presbyterian Homes North Oaks Proj.)	5.75	10/1/22	678,048
1,000,000	North Oaks Sr. Hsg. Rev. (Presbyterian Homes North Oaks Proj.)	6.00	10/1/33	1,029,340
1,000,000	Oak Park Heights Hsg. Rev. (Oakgreen Commons Proj.)	6.00	8/1/25	1,018,400
605,000	Oakdale Rev. (Sr. Hsg. Oak Meadows Proj.)	4.00	4/1/22	564,925
150,000	Oakdale Rev. (Sr. Hsg. Oak Meadows Proj.)	4.25	4/1/23	141,110

See accompanying notes to schedule of investments.
20

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2013

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
260,000	Oakdale Rev. (Sr. Hsg. Oak Meadows Proj.)	4.25	4/1/25	238,563
875,000	Oakdale Rev. (Sr. Hsg. Oak Meadows Proj.)	5.00	4/1/34	818,090
430,000	Red Wing Sr. Hsg. Rev. (Deer Crest Proj.)	5.00	11/1/27	431,247
330,000	Red Wing Sr. Hsg. Rev. (Deer Crest Proj.)	5.00	11/1/32	311,982
1,000,000	Red Wing Sr. Hsg. Rev. (Deer Crest Proj.)	5.00	11/1/42	886,480
320,000	Richfield Sr. Hsg. Rev. Ref. (Richfield Sr. Hsg., Inc. Proj.)	5.00	12/1/15	316,755
430,000	Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	5.25	12/1/17	445,149
455,000	Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	5.50	12/1/18	476,226
475,000	Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	5.75	12/1/19	502,227
4,000,000	Rochester Multifamily Hsg. Rev. (Essex Place Apartments Proj.) (FHLMC)	3.75	6/1/29	3,976,160
2,200,000	Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	4.00	9/1/20	2,123,022
1,135,000	Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	5.25	9/1/27	1,135,726
2,000,000	Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	5.30	9/1/37	1,900,080
1,705,000	Sauk Rapids Health Care & Hsg. Facs. Rev. (Good Shepherd Lutheran Home Proj.)	5.13	1/1/39	1,562,240
240,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	5.13	2/1/22	245,095
275,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	5.13	8/1/22	280,274
175,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	5.38	2/1/24	178,325
150,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	5.38	8/1/24	152,656
150,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	5.50	2/1/25	152,565
3,000,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	6.25	8/1/30	3,108,990
1,285,000	St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	5.20	11/1/22	1,301,692
1,000,000	St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	5.30	11/1/30	1,003,370
2,590,000	St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	5.38	5/1/43	2,581,194
2,970,000	St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Univ. & Dale Proj.) (GNMA Collateralized) [8]	4.82	7/20/46	2,997,205
1,265,000	St. Paul Port Auth. Rev. (Energy Park Utility Company Proj.) [8]	5.70	8/1/36	1,241,370
360,000	Stillwater Multifamily Hsg. Rev. (Orleans Homes LP Proj.) [8]	5.00	2/1/17	363,042
120,000	Victoria Sr. Hsg. Rev. (Chanhassen, Inc. Proj.)	5.50	8/1/18	120,036
2,000,000	Wayzata Sr. Hsg. Rev. (Folkestone Sr. Living Community)	4.88	5/1/19	2,015,280
730,000	Wayzata Sr. Hsg. Rev. (Folkestone Sr. Living Community)	5.20	5/1/25	761,149
770,000	Wayzata Sr. Hsg. Rev. (Folkestone Sr. Living Community)	5.25	5/1/26	802,070
790,000	Wayzata Sr. Hsg. Rev. (Folkestone Sr. Living Community)	5.25	11/1/26	822,904
1,250,000	Wayzata Sr. Hsg. Rev. (Folkestone Sr. Living Community)	5.50	11/1/32	1,291,688
120,000	Willmar Hsg. & Redev. Auth. Multifamily Rev. (Copperleaf)	8.00	3/15/41	120,142
2,500,000	Willmar Hsg. & Redev. Auth. Multifamily Rev. (Eagle Ridge Apartments)	4.63	4/1/30	2,276,350
250,000	Woodbury Economic Dev. Auth. Sr. Hsg. Rev. (Summerhouse)	5.75	6/1/41	252,180

				75,384,082

Municipal Lease [9] - 3.8%
500,000	Anoka Co. Hsg. & Redev. Rev.	5.63	5/1/22	527,655
500,000	Anoka Co. Hsg. & Redev. Rev.	6.63	5/1/30	526,720
500,000	Anoka Co. Hsg. & Redev. Rev.	6.88	5/1/40	526,490
1,317,322	Carver Scott Co. Lease Purchase Agreement	5.00	8/4/20	1,326,793
9,000	Hennepin Co. Hsg. & Redev. Auth. Rev.	5.70	8/1/13	9,037
3,000,000	MN General Fund Rev. (Appropriation)	3.00	3/1/30	2,614,020
4,000,000	MN General Fund Rev. (Appropriation)	4.00	3/1/26	4,171,720
2,000,000	MN Hsg. Fin. Agy. Non-Profit Hsg. Rev. (St. Appropriation)	5.00	8/1/31	2,118,580
1,250,000	Virginia Hsg. & Redev. Auth. Health Care Fac. Lease Rev.	5.13	10/1/20	1,294,088
400,000	Virginia Hsg. & Redev. Auth. Health Care Fac. Lease Rev.	5.25	10/1/25	404,504
340,000	Virginia Hsg. & Redev. Auth. Health Care Fac. Lease Rev.	5.38	10/1/30	345,566
1,171,787	Winona School District 861 Lease Purchase	6.04	8/1/24	1,172,889

				15,038,062

See accompanying notes to schedule of investments.
JUNE 30, 2013	21

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2013

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
Other Revenue Bonds - 8.5%
1,030,000	Bloomington Port Auth. Recovery Zone Fac. Rev. (Radisson Blu MOA LLC)	6.25	12/1/16	1,058,933
510,000	Columbia Heights Economic Dev. Auth. Tax Increment Rev. (Huset Park Area Redev.)	5.20	2/15/22	479,186
621,317	Crystal Governmental Fac. Rev.	5.10	12/15/26	660,466
1,000,000	Guam Govt. Hotel Occupancy Tax Rev. [11]	6.00	11/1/26	1,104,140
230,000	McLeod Co. Commercial Dev. Rev. (Southwest MN Foundation)	5.13	12/1/31	232,838
475,000	Minneapolis Community Dev. Agy. Limited Tax Common Bond Fund (Discount Steel) [8]	5.25	6/1/19	478,686
1,500,000	Minneapolis National Marrow Donor Program Rev.	4.88	8/1/25	1,502,835
250,000	Minneapolis Tax Increment Rev. (Grant Park Proj.)	5.00	2/1/16	252,492
400,000	Minneapolis Tax Increment Rev. (Grant Park Proj.)	5.35	2/1/30	362,740
200,000	Minneapolis Tax Increment Rev. Ref. (East River/Unocal Site Proj.)	5.10	2/1/17	204,002
240,000	Minneapolis Tax Increment Rev. Ref. (East River/Unocal Site Proj.)	5.20	2/1/21	241,589
1,000,000	MN Development Rev. Limited Tax Supported Comm. Board	6.00	12/1/40	1,101,040
2,000,000	MN Development Rev. Limited Tax Supported Comm. Board	6.25	12/1/30	2,285,160
1,175,000	Mound Hsg. & Redev. Auth. Tax Increment Rev. Ref. (Metroplain Proj.)	5.00	2/15/27	1,134,380
280,000	Puerto Rico Infrastucture Financing Auth. Special Tax Rev. Ref. (AMBAC Insured) 6, [11]	8.40	7/1/28	103,835
425,000	St. Anthony Hsg. & Redev. Auth. Tax Increment Rev. (Silver Lake Village Hsg.)	4.75	2/1/17	427,796
500,000	St. Anthony Hsg. & Redev. Auth. Tax Increment Rev. (Silver Lake Village Hsg.)	4.90	2/1/22	498,660
1,000,000	St. Louis Park Economic Dev. Auth. Tax Increment Rev. (Hoigaard Vlg.)	5.00	2/1/23	1,017,270
500,000	St. Paul Hsg. & Redev. Auth. Rev. (Jimmy Lee Recreation Center Proj.)	4.75	12/1/26	522,550
500,000	St. Paul Hsg. & Redev. Auth. Rev. (Jimmy Lee Recreation Center Proj.)	5.00	12/1/32	511,120
100,000	St. Paul Hsg. & Redev. Auth. Rev. (Ordway Center Performing Arts Proj.)	1.95	7/1/16	99,551
1,000,000	St. Paul Hsg. & Redev. Auth. Rev. (Ordway Center Performing Arts Proj.)	2.20	7/1/18	972,390
1,113,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (9th St. Lofts Proj.)	6.38	2/15/28	1,026,876
935,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Drake Marble Proj.)	6.75	3/1/28	934,981
255,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Emerald Gardens Proj.)	5.00	3/1/15	259,315
755,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Emerald Gardens Proj.)	6.50	3/1/29	768,379
1,043,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	7.00	2/15/28	1,020,513
892,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	7.50	2/15/28	892,000
180,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	3/1/14	182,405
145,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	3/1/15	148,550
105,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	3/1/16	107,687
160,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	3/1/17	164,144
175,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	3/1/19	178,188
180,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	9/1/19	183,530
185,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	3/1/20	186,763
220,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	9/1/20	222,231
225,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	3/1/21	225,268
230,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	9/1/21	230,290
135,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	3/1/22	134,241
245,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	9/1/22	243,559
1,000,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	9/1/26	987,590
930,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	3/1/29	907,243
805,000	St. Paul Port Auth. Lease Rev. (Regions Hospital Parking Ramp Proj.)	5.00	8/1/21	828,305
2,525,000	St. Paul Port Auth. Lease Rev. (Regions Hospital Parking Ramp Proj.)	5.00	8/1/36	2,392,488
3,000,000	St. Paul Port Auth. Rev. (Amherst H. Wilder Fndtn.-3)	5.00	12/1/36	3,130,230
715,000	St. Paul Recreational Facs. Gross Rev. (Highland National Proj.)	5.00	10/1/25	766,544
300,000	Steele Co. Health Care Fac. Gross Rev. Ref. Crossover	5.00	6/1/30	300,687
2,000,000	Virgin Islands Public Fin. Auth. (Gross Receipts Taxes Loan Note) [11]	5.00	10/1/42	2,005,720

				33,679,386

See accompanying notes to schedule of investments.
22

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2013

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
Public Facilities - 0.3%
1,075,000	St. Paul Hsg. & Redev. Auth. Parking Rev. (Smith Ave. Proj.)	5.00	8/1/35	1,115,968

Sales Tax Revenue - 1.4%
1,000,000	Guam Govt. Business Privilege Tax Rev. [11]	5.00	1/1/37	1,025,770
2,000,000	Hennepin Co. Sales Tax Rev.	4.75	12/15/37	2,061,620
500,000	Puerto Rico Sales Tax Financing Corp. Rev. [11]	6.00	8/1/39	521,940
1,500,000	Puerto Rico Sales Tax Financing Corp. Rev. 6, [11]	6.25	8/1/33	1,106,355
1,000,000	Virgin Islands Public Fin. Auth. (Gross Receipts Taxes Loan Note)[11]	5.00	10/1/32	1,034,390

				5,750,075

Single Family Mortgage - 17.3%
1,820,000	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA)	4.45	12/1/32	1,882,608
915,000	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	4.63	12/1/30	944,792
1,155,000	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	4.88	12/1/33	1,207,252
446,094	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)[8]	5.13	12/1/40	464,950
173,536	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)[8]	5.15	12/1/38	178,836
892,897	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)[8]	5.30	12/1/39	928,675
920,000	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA)	4.45	12/1/27	971,814
87,456	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA) [8]	5.00	12/1/38	88,717
100,228	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA)	5.70	4/1/27	104,406
246,182	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	5.10	4/1/27	256,997
1,123,376	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)[8]	5.25	12/1/40	1,176,815
596,834	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	5.45	4/1/27	630,322
235,000	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	5.52	3/1/41	249,452
5,815,000	MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA)	4.40	7/1/32	6,297,819
5,430,000	MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	4.45	7/1/31	5,901,107
2,870,000	MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	4.70	1/1/31	2,998,547
1,000,000	MN Hsg. Fin. Agy. Residental Hsg. Rev. [8]	3.00	7/1/31	1,030,370
2,890,000	MN Hsg. Fin. Agy. Residental Hsg. Rev.	3.60	7/1/33	2,631,258
6,735,000	MN Hsg. Fin. Agy. Residental Hsg. Rev.	3.80	7/1/38	6,072,815
5,455,000	MN Hsg. Fin. Agy. Residental Hsg. Rev.	3.90	7/1/43	4,877,697
575,000	MN Hsg. Fin. Agy. Residental Hsg. Rev. (GO of AGY. Insured)[8]	4.75	7/1/26	584,574
220,000	MN Hsg. Fin. Agy. Residental Hsg. Rev. (GO of AGY. Insured)[8]	5.10	7/1/31	223,357
1,935,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. [8]	4.65	7/1/22	2,004,737
5,185,000	MN Hsg. Fin. Agy. Residential Hsg. Rev.	5.10	1/1/40	5,369,275
2,675,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (GO of AGY. Insured)	3.63	7/1/25	2,701,402
455,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (GO of AGY. Insured)	3.85	1/1/29	449,758
3,485,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (GO of AGY. Insured)	3.90	7/1/30	3,502,564
1,970,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (GO of AGY. Insured)[8]	5.10	7/1/38	2,080,281
710,000	MN Hsg. Fin. Agy. Rev. (GNMA-FNMA Collateralized)	5.00	1/1/31	732,684
265,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev.	4.90	7/1/29	278,348
880,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev.	5.00	7/1/38	922,293
1,680,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev.	5.05	7/1/34	1,759,145
260,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. [8]	5.10	7/1/20	260,361
220,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev.	5.20	1/1/23	230,256
770,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev.	5.90	7/1/28	836,274
800,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (GO of AGY. Insured)[8]	4.75	7/1/27	821,184
1,970,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (GO of AGY. Insured)[8]	4.80	7/1/26	2,017,083
425,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (GO of AGY. Insured)[8]	5.00	1/1/37	435,328
1,350,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (GO of AGY. Insured)[8]	5.15	7/1/28	1,398,114

See accompanying notes to schedule of investments.
JUNE 30, 2013	23

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2013

Sit Minnesota Tax-Free Income Fund (Continued)

Quantity/ Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
1,370,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (GO of AGY. Insured)[8]	5.25	7/1/33	1,414,388
620,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (GO of AGY. Insured)[8]	5.50	7/1/28	635,066
715,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (GO of AGY. Insured)[8]	5.65	7/1/33	742,706

				68,294,427

Transportation - 3.7%
2,500,000	Minneapolis & St. Paul Metro Airport Commission Rev. Ref. [8]	5.00	1/1/22	2,766,125
2,010,000	Minneapolis & St. Paul Metro Airport Commission Rev. Ref. (NATL-RE FGIC Insured)	5.00	1/1/22	2,109,294
1,750,000	Minneapolis & St. Paul Metro Airport Commission Rev. Ref. (NATL-RE FGIC Insured)	5.00	1/1/25	1,900,045
500,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	5.00	1/1/30	537,250
500,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	5.00	1/1/31	535,385
3,500,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev. (AMBAC Insured) [8]	5.00	1/1/25	3,652,565
2,750,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev. (NATL-RE FGIC Insured)	5.00	1/1/22	3,049,860

				14,550,524

Utility - 5.0%
1,000,000	Central MN Municipal Power Agy. Electric Rev. (Southeast Twin Cities Transmission Proj.)	5.00	1/1/42	1,038,600
1,000,000	Chaska Electric Rev. Ref. (Generating Facs. Proj.)	5.25	10/1/25	1,082,470
2,000,000	MN Municipal Power Agy. Electric Rev.	5.00	10/1/25	2,181,020
1,000,000	MN Municipal Power Agy. Electric Rev.	5.00	10/1/30	1,052,740
50,000	MN Municipal Power Agy. Electric Rev.	5.00	10/1/34	51,826
1,465,000	MN Municipal Power Agy. Electric Rev.	5.00	10/1/35	1,508,760
2,000,000	MN Municipal Power Agy. Electric Rev.	5.25	10/1/24	2,104,180
700,000	MN Municipal Power Agy. Electric Rev.	5.25	10/1/27	764,029
1,000,000	MN Municipal Power Agy. Electric Rev.	5.25	10/1/35	1,055,440
500,000	North Branch Electric System Rev.	5.75	8/1/28	526,230
500,000	Puerto Rico Aqueduct & Sewer Auth. Rev. [11]	5.75	7/1/37	463,285
1,250,000	Puerto Rico Electric Power Auth. Rev. Ref. 1, [11]	0.87	7/1/25	1,020,262
1,250,000	Rochester Electric Utility Rev.	4.00	12/1/38	1,209,238
2,000,000	Southern MN Power Agy. Power Supply System Rev.	5.25	1/1/30	2,130,640
1,000,000	St. Paul Port Auth. Rev. (Energy Park Utility Company Proj.) [8]	5.45	8/1/28	978,320
780,000	Virgin Islands Water & Power Auth. Water System Rev. Ref. [11]	5.50	7/1/17	781,568
2,000,000	Western MN Municipal Power Agy. Rev.	3.00	1/1/28	1,795,400

				19,744,008

Total Municipal Bonds (cost: $377,801,382)				378,907,922

Closed-End Mutual Funds - 1.6%
276,400	Delaware Investments Minnesota Municipal Income Fund II (VMM)			3,778,388
37,696	First American Minnesota Municipal Income Fund II (MXN)			547,346
111,197	MN Municipal Income Portfolio (MXA)			1,764,696

Total Closed-End Mutual Funds (cost: $6,228,680)				6,090,430

See accompanying notes to schedule of investments.
24

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2013

Sit Minnesota Tax-Free Income Fund (Continued)

Fair Value ($)
Total Investments in Securities - 97.5% (cost: $384,030,062)	384,998,352
Other Assets and Liabilities, net - 2.5%	9,974,289

Total Net Assets - 100.0%	$394,972,641

[1]	Variable rate security. Rate disclosed is as of June 30, 2013.
[6]

Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying, respectively.

[8]

Securities the income from which is treated as a tax preference that is included in alternative minimum taxable income for purposes of computing federal alternative minimum tax (AMT). At June 30, 2013, 9.9% of net assets in the Fund was invested in such securities.

[9]

Municipal Lease Security. The total value of such securities as of June 30, 2013 was $15,038,062 and represented 3.8% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[11]

The Fund may invest in obligations issued by U.S. territories, for example Guam, Puerto Rico, and Virgin Islands. The total value of such securities as of June 30, 2013 was $16,749,032 and represented 4.2% of net assets.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of June 30, 2013 is as follows (See notes to Schedule of Investments):

	Investment in Securities

	Level 1	Level 2	Level 3
	Quoted Price ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)

Closed-End Mutual Funds	6,090,430	—	—	6,090,430
Municipal Bonds	—	378,907,922	—	378,907,922

Total:	6,090,430	378,907,922	—	384,998,352

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.
JUNE 30, 2013	25

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

June 30, 2013

Securities Valuation:

Investments in Securities

Investment securities are carried at fair value based upon closing market quotations on the last business day of the period. Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available, at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing sources. Consistent with the Funds’ valuation policies and procedures, the current fair value of certain fixed income securities is provided by an independent pricing service. Fixed income securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from broker-dealers or quotation systems. Securities for which market quotations are not available, such as private placement securities, are valued at fair value according to methods selected in good faith by Sit Investment Associates, Inc. (the “Adviser”) and may include dealer-supplied valuations or other inputs and assumptions that pricing services would typically utilize. Short-term investments of sufficient credit quality with maturities of 60 days or less when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value. Option and future contracts entered into and held by the Funds are valued at the close of the securities and commodities exchange on which they are traded.

The Minnesota Tax-Free Income Fund concentrates its investments in Minnesota, and therefore may have more credit risk related to the economic conditions in the state of Minnesota than a portfolio with broader geographical diversification.

Derivative Instruments

The Funds apply derivative instrument disclosure standards in order to enable investors to understand how and why the Funds use derivatives, how derivatives are accounted for, and how derivative instruments affect the Fund’s financial statements.

To hedge interest rate risk, the Quality Income Fund entered into futures contracts and wrote call options on these future contracts traded on a U.S. exchange. Risks of entering into futures contracts and writing options include the possibility of an illiquid market and that a change in the value of the option may not correlate with changes in the value of the underlying securities.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Fund recognizes a realized gain or loss when the option is sold or expired. Option holdings within the Fund, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Fund since they are exchange traded. During the three months ended June 30, 2013, the average volume of derivative activity in the Quality Income Fund were as follows:

	Average Cost	Average Premium Received	Average Notional Amount

Purchased Put Options	$399,948	—	$800,000
Written Call Options	—	$741,933	3,000,000

The number of open option contracts and futures contracts outstanding as of June 30, 2013 also serve as indicators of the volume of activity for the Fund throughout the period.

Balance Sheet - Values of derivatives as of June 30, 2013

U.S. Government Securities Fund

	Asset Derivatives Value	Liability Derivatives Value

Interest rate risk:
Purchased Put Options	$587,500	—
Written Call Options	—	$796,875

26

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

June 30, 2013 (Continued)

Transactions in written options for Quality Income Fund for the three months ended June 30, 2013 were as follows:

	Number of Contracts	Premium

Outstanding, March 31, 2013	2,200	$536,786
Call options written	3,200	1,409,860
Call options expired	—	—
Call options closed	(3,400)	(999,566)

Outstanding, June 30, 2013	2,000	$947,080

Fair Value Measurements

The inputs and valuations techniques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below:

•

Level 1 – quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•

Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The fair value of the Funds’ bonds are generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities.

A summary of the levels for the Funds’ investments as of June 30, 2013 is included with the Funds’ schedule of investments.

JUNE 30, 2013	27

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

June 30, 2013 (Continued)

At June 30, 2013, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes were as follows:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost of Securities on a Tax Basis

Quality Income Fund	$66,645	($180,971)	($114,326)	$46,793,957
Tax-Free Income	4,400,719	(25,047,232)	(20,646,513)	185,762,911
Minnesota Tax-Free Income	10,848,137	(9,879,847)	968,290	384,030,062

28

Item 2. Controls and Procedures.

(a) The principal financial officer and principal executive officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) of Sit Mutual Funds II, Inc. (the “Registrant”) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mutual Funds II, Inc.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	July 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	July 24, 2013

By:	/s/ Roger J. Sit

Roger J. Sit

President

Date:	July 24, 2013